UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	MARCH 31, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	578	$3,380
Ivy Funds VIP Dividend Opportunities	1,195	8,579
Ivy Funds VIP Growth	1,269	14,771
Ivy Funds VIP International Core Equity	604	9,826
Ivy Funds VIP International Growth	890	7,859
Ivy Funds VIP Limited-Term Bond	2,007	10,209
Ivy Funds VIP Mid Cap Growth	376	3,565
Ivy Funds VIP Small Cap Growth (A)	199	2,158
Ivy Funds VIP Small Cap Value	344	5,599
Ivy Funds VIP Value	791	5,027

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$70,973
(Cost: $67,578)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.131%, 4-2-12 (B)	$91	91

(Cost: $91)

TOTAL INVESTMENT SECURITIES – 99.9%		$71,064
(Cost: $67,669)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		29

NET ASSETS – 100.0%		$71,093

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$70,973	$—	$—
Short-Term Securities	—	91	—
Total	$70,973	$91	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$67,669
Gross unrealized appreciation	4,176
Gross unrealized depreciation	(781)
Net unrealized appreciation	$3,395

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	MARCH 31, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	4,934	$28,857
Ivy Funds VIP Dividend Opportunities	2,402	17,245
Ivy Funds VIP Growth	1,079	12,562
Ivy Funds VIP International Core Equity	306	4,979
Ivy Funds VIP Limited-Term Bond	1,903	9,682
Ivy Funds VIP Mid Cap Growth	213	2,023
Ivy Funds VIP Money Market	19,326	19,326
Ivy Funds VIP Small Cap Growth (A)	94	1,020
Ivy Funds VIP Small Cap Value	61	994
Ivy Funds VIP Value	321	2,038

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$98,726
(Cost: $92,285)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.131%, 4-2-12 (B)	$60	60

(Cost: $60)

TOTAL INVESTMENT SECURITIES – 100.0%		$98,786
(Cost: $92,345)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		39

NET ASSETS – 100.0%		$98,825

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$98,726	$—	$—
Short-Term Securities	—	60	—
Total	$98,726	$60	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$92,345
Gross unrealized appreciation	6,441
Gross unrealized depreciation	—
Net unrealized appreciation	$6,441

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	MARCH 31, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	16,164	$94,536
Ivy Funds VIP Dividend Opportunities	13,907	99,828
Ivy Funds VIP Growth	8,854	103,062
Ivy Funds VIP International Core Equity	3,214	52,280
Ivy Funds VIP International Growth	5,270	46,555
Ivy Funds VIP Limited-Term Bond	18,704	95,162
Ivy Funds VIP Mid Cap Growth	2,800	26,550
Ivy Funds VIP Money Market	63,313	63,313
Ivy Funds VIP Small Cap Growth (A)	1,238	13,388
Ivy Funds VIP Small Cap Value	1,603	26,071
Ivy Funds VIP Value	5,262	33,426

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$654,171
(Cost: $597,125)

SHORT-TERM SECURITIES – 0.0%	Principal
Master Note
Toyota Motor Credit Corporation, 0.131%, 4-2-12 (B)	$299	299

(Cost: $299)

TOTAL INVESTMENT SECURITIES – 100.0%		$654,470
(Cost: $597,424)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(225)

NET ASSETS – 100.0%		$654,245

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$654,171	$—	$—
Short-Term Securities	—	299	—
Total	$654,171	$299	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$597,424
Gross unrealized appreciation	57,046
Gross unrealized depreciation	—
Net unrealized appreciation	$57,046

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive (in thousands)	MARCH 31, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	13,284	$77,693
Ivy Funds VIP Dividend Opportunities	17,149	123,104
Ivy Funds VIP Growth	10,920	127,104
Ivy Funds VIP International Core Equity	4,954	80,583
Ivy Funds VIP International Growth	9,283	82,014
Ivy Funds VIP Limited-Term Bond	23,057	117,314
Ivy Funds VIP Mid Cap Growth	4,317	40,926
Ivy Funds VIP Money Market	39,025	39,025
Ivy Funds VIP Small Cap Growth (A)	2,289	24,768
Ivy Funds VIP Small Cap Value	3,459	56,258
Ivy Funds VIP Value	6,488	41,219

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$810,008
(Cost: $742,808)

SHORT-TERM SECURITIES – 0.0%	Principal
Master Note
Toyota Motor Credit Corporation, 0.131%, 4-2-12 (B)	$368	368

(Cost: $368)

TOTAL INVESTMENT SECURITIES – 100.0%		$810,376
(Cost: $743,176)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(305)

NET ASSETS – 100.0%		$810,071

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$810,008	$—	$—
Short-Term Securities	—	368	—
Total	$810,008	$368	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$743,176
Gross unrealized appreciation	67,200
Gross unrealized depreciation	—
Net unrealized appreciation	$67,200

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	MARCH 31, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	8,818	$51,574
Ivy Funds VIP Dividend Opportunities	4,554	32,688
Ivy Funds VIP Growth	2,706	31,503
Ivy Funds VIP International Core Equity	658	10,698
Ivy Funds VIP International Growth	1,233	10,889
Ivy Funds VIP Limited-Term Bond	4,082	20,767
Ivy Funds VIP Mid Cap Growth	917	8,694
Ivy Funds VIP Money Market	31,087	31,087
Ivy Funds VIP Small Cap Growth (A)	203	2,192
Ivy Funds VIP Small Cap Value	131	2,134
Ivy Funds VIP Value	1,723	10,945

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$213,171
(Cost: $196,692)

TOTAL INVESTMENT SECURITIES – 100.0%		$213,171
(Cost: $196,692)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		93

NET ASSETS – 100.0%		$213,264

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$213,171	$—	$—
Total	$213,171	$—	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$196,692
Gross unrealized appreciation	16,479
Gross unrealized depreciation	—
Net unrealized appreciation	$16,479

SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 4.3%
Compagnie Financiere Richemont S.A. (A)	674	$42,241
Prada S.p.A. (A)(B)	447	2,904
Prada S.p.A. (A)(B)(C)	1,875	12,191

		57,336

Application Software – 0.1%
Intuit Inc.	12	698

Asset Management & Custody Banks – 2.9%
Apollo Global Management, LLC	651	9,301
Blackstone Group L.P. (The)	1,264	20,153
KKR & Co. L.P.	608	9,021

		38,475

Automobile Manufacturers – 4.7%
Bayerische Motoren Werke AG (A)	338	30,369
Hyundai Motor Company (A)	117	24,060
Porsche Automobil Holding SE (A)	146	8,605

		63,034

Broadcasting – 2.2%
CBS Corporation, Class B	880	29,848

Casinos & Gaming – 12.9%
Las Vegas Sands, Inc.	143	8,204
Sands China Ltd. (A)	3,136	12,256
Sands China Ltd. (A)(C)	12,791	49,992
Wynn Macau, Limited (A)	8,196	23,957
Wynn Macau, Limited (A)(C)	665	1,943
Wynn Resorts, Limited	612	76,415

		172,767

Communications Equipment – 0.4%
Cisco Systems, Inc.	230	4,862

Computer Hardware – 3.1%
Apple Inc. (B)	70	41,963

Construction & Farm Machinery & Heavy Trucks – 3.3%
Caterpillar Inc.	221	23,509
Cummins Inc.	178	21,367

		44,876

Diversified Banks – 0.9%
China Minsheng Banking Corp., Ltd., H Shares (A)	386	349
China Minsheng Banking Corp., Ltd., H Shares (A)(B)(C)	12,556	11,367

		11,716

Diversified Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold Inc., Class B	315	11,979

Hotels, Resorts & Cruise Lines – 2.1%
Starwood Hotels & Resorts Worldwide, Inc. (D)	498	28,103

Industrial Conglomerates – 2.0%
Hutchison Whampoa Limited, Ordinary Shares (A)	2,622	26,201

Integrated Oil & Gas – 9.2%
ConocoPhillips (D)	794		60,351
Exxon Mobil Corporation	55		4,761
Occidental Petroleum Corporation	202		19,256
Royal Dutch Shell plc, Class A (A)	360		12,618
StatoilHydro ASA (A)	497		13,482
Total S.A. (A)	246		12,521

			122,989

Internet Software & Services – 6.0%
Baidu.com, Inc., ADR (B)	282		41,160
Google Inc., Class A (B)	29		18,275
Tencent Holdings Limited (A)	810		22,596

			82,031

Investment Banking & Brokerage – 1.0%
CITIC Securities Company Limited, H Shares (A)(B)(C)	6,664		13,386

IT Consulting & Other Services – 2.4%
Cognizant Technology Solutions Corporation, Class A (B)(D)	415		31,915

Life & Health Insurance – 3.1%
AIA Group Limited (A)	2,994		10,968
AIA Group Limited (A)(C)	7,628		27,945
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)	351		2,038

			40,951

Marine – 0.5%
A.P. Moller – Maersk A/S (A)	1		6,949

Mortgage REITs – 1.0%
American Capital Agency Corp.	463		13,662

Movies & Entertainment – 0.2%
Delta Prefco Limited (B)(E)	—	*	—	*
Delta Topco Limited (B)(E)	7,586		2,117

			2,117

Multi-Line Insurance – 1.4%
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	6,186		19,157

Oil & Gas Drilling – 2.5%
Seadrill Limited (A)	735		27,548
Seadrill Limited (A)(C)	163		6,097

			33,645

Oil & Gas Equipment & Services – 2.1%
Halliburton Company	405		13,449
National Oilwell Varco, Inc. (D)	185		14,733

			28,182

Pharmaceuticals – 0.5%
GlaxoSmithKline plc (A)	118		2,638
Sanofi-Aventis (A)	52		4,038

			6,676

Restaurants – 1.7%
Starbucks Corporation	400		22,339

Semiconductor Equipment – 2.3%
ASML Holding N.V., Ordinary Shares (A)	607		30,332

Semiconductors – 0.3%
Intel Corporation	121	3,387

Specialized Finance – 0.2%
CME Group Inc.	12	3,327

Tobacco – 2.0%
Philip Morris International Inc. (D)	300	26,565

Wireless Telecommunication Service – 0.2%
Bharti Airtel Limited (A)	204	1,353
China Mobile Limited (A)	63	688

		2,041

TOTAL COMMON STOCKS – 76.4%		$1,021,509
(Cost: $771,700)

PREFERRED STOCKS
Automobile Manufacturers – 4.9%
Volkswagen AG, 2.260% (A)	256	44,985
Volkswagen AG, 2.260% (A)(C)	114	20,117

		65,102

TOTAL PREFERRED STOCKS – 4.9%		$65,102
(Cost: $37,570)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Blackstone Group L.P. (The), Call $17.00, Expires 5–21–12	201	5
Cisco Systems, Inc., Call $22.00, Expires 6–18–12	1,288	66
Cognizant Technology Solutions Corporation, Class A:
Call $77.50, Expires 4–23–12	121	16
Call $82.50, Expires 5–21–12	162	14
DAX Index:
Put EUR6,550.00, Expires 4–20–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(F)	145	25
Put EUR6,650.00, Expires 4–20–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.)(F)	146	37
Put EUR6,850.00, Expires 5–18–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(F)	291	288
Euro (Currency),
Put $1.30, Expires 5–31–12, OTC (Ctrpty: Deutsche Bank AG)	1	221
Exxon Mobil Corporation:
Call $90.00, Expires 5–21–12	161	9
Call $90.00, Expires 7–23–12	161	21
FTSE 100 Index:
Put GBP5,700.00, Expires 4–20–12, OTC (Ctrpty: Citibank N.A.)(F)	72	65
Put GBP5,750.00, Expires 4–20–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(F)	72	84
Put GBP5,700.00, Expires 5–18–12, OTC (Ctrpty: Citibank N.A.)(F)	145	260
Intel Corporation,
Call $29.00, Expires 6–18–12	885	50
Japanese Yen (Currency),
Put $83.50, Expires 4–17–12, OTC (Ctrpty: Deutsche Bank AG)	1	144
NASDAQ 100 Index:
Put $2,450.00, Expires 4–20–12, OTC (Ctrpty: Deutsche Bank AG)	103	18
Put $2,525.00, Expires 4–20–12	104	36
Put $2,650.00, Expires 5–18–12, OTC (Ctrpty: Citibank N.A.)	100	320
Put $2,660.00, Expires 5–18–12, OTC (Ctrpty: Deutsche Bank AG)	98	335

National Oilwell Varco, Inc.,
Call $87.50, Expires 5–21-12	161	12
Russell 2000 Index:
Put $800.00, Expires 4–20–12, OTC (Ctrpty: UBS AG)	316	212
Put $805.00, Expires 4–20–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	324	253
Put $805.00, Expires 5–18–12, OTC (Ctrpty: Citibank N.A.)	323	581
Put $810.00, Expires 5–18–12, OTC (Ctrpty: UBS AG)	327	639
S&P 500 Index:
Put $1,325.00, Expires 4–20–12	492	124
Put $1,300.00, Expires 4–23–12	485	79
Put $1,360.00, Expires 5–18–12, OTC (Ctrpty: Deutsche Bank AG)	484	742
Put $1,365.00, Expires 5–18–12, OTC (Ctrpty: Goldman Sachs International)	477	784
Seadrill Limited,
Put NOK235.14, Expires 6–27–12, OTC (Ctrpty: Goldman Sachs International)(F)	162,700	511
Starwood Hotels & Resorts Worldwide, Inc.:
Call $60.00, Expires 4–23–12, OTC (Ctrpty: Goldman Sachs International)	122	3
Call $62.50, Expires 5–21-12	162	8
Total S.A.:
Call EUR40.00, Expires 6–15–12, OTC (Ctrpty: Deutsche Bank AG)(F)	241	26
Call EUR41.00, Expires 6–15–12, OTC (Ctrpty: Citibank N.A.)(F)	242	17
Call EUR43.00, Expires 6–18–12, OTC (Ctrpty: Credit Suisse AG)(F)	484	12

TOTAL PURCHASED OPTIONS – 0.4%		$6,017
(Cost: $11,841)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation, 4.430%, 1–18–15 (G)	$1,050	1,072

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15	327	330

Independent Power Producers & Energy Traders – 0.1%
CESP – Companhia Energetica de Sao Paulo, 9.750%, 1–15–15 (C)(F)	BRL1,550	1,246

Movies & Entertainment – 4.2%
Delta Topco Limited, 15.000%, 11–24–16 (E)(H)	$56,294	56,271

TOTAL CORPORATE DEBT SECURITIES – 4.4%		$58,919
(Cost: $59,543)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO: 5.500%, 9–15–17 (I)	1,231	81

5.000%, 11–15–17 (I)	80	3
5.000%, 4–15–19 (I)	265	10
5.000%, 11–15–22 (I)	1	—	*
5.500%, 3–15–23 (I)	245	27
5.000%, 5–15–23 (I)	71	1
5.000%, 8–15–23 (I)	99	3
5.500%, 10–15–25 (I)	661	90
5.000%, 8–15–30 (I)	12	—	*
5.500%, 3–15–31 (I)	96	1
6.000%, 11–15–35 (I)	404	69
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (I)	317	40
5.000%, 8–25–23 (I)	122	3
5.000%, 11–25–23 (I)	206	11
5.500%, 8–25–33 (I)	473	71
5.500%, 4–25–34 (I)	855	129
5.500%, 11–25–36 (I)	1,212	176
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 6–20–31 (I)	320	8
5.500%, 3–20–32 (I)	295	25
5.000%, 7–20–33 (I)	159	14
5.500%, 11–20–33 (I)	672	64
5.500%, 6–20–35 (I)	572	104
5.500%, 7–20–35 (I)	412	61
5.500%, 10–16–35 (I)	275	46

		1,037

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$1,037
(Cost: $2,202)

BULLION – 10.1%	Troy Ounces
Gold	81	$134,604

(Cost: $75,642)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.6%
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.110%, 4–18–12 (J)	$4,000	4,000
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.140%, 4–10–12 (J)	3,000	3,000
0.120%, 4–24–12 (J)	5,000	5,000
Danaher Corporation, 0.120%, 4–23–12 (J)	3,000	3,000
Diageo Capital plc (GTD by Diageo plc), 0.440%, 4–26–12 (J)	5,000	4,998
Ecolab Inc., 0.400%, 4–4–12 (J)	3,000	3,000
McCormick & Co. Inc., 0.150%, 4–16–12 (J)	6,168	6,167
Siemens Capital Corp. (GTD by Siemens AG), 0.140%, 4–16–12 (J)	5,000	5,000
Wal-Mart Stores, Inc., 0.110%, 4–3–12 (J)	5,515	5,515
Wisconsin Electric Power Co., 0.150%, 4–2–12 (J)	8,174	8,174

		47,854

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (K)	1,994	1,994

Treasury Bills – 0.3%
United States Treasury Bills, 0.120%, 8–9–12	4,000	3,998

TOTAL SHORT-TERM SECURITIES – 4.0%		$53,846
(Cost: $53,846)

TOTAL INVESTMENT SECURITIES – 100.3%		$1,341,034
(Cost: $1,012,344)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(4,533)

NET ASSETS – 100.0%		$1,336,501

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$373,427	$—	$2,117
Consumer Staples	26,565	—	—
Energy	184,816	—	—
Financials	140,674	—	—
Health Care	6,676	—	—
Industrials	78,026	—	—
Information Technology	195,188	—	—
Materials	11,979	—	—
Telecommunication Services	2,041	—	—
Total Common Stocks	$1,019,392	$—	$2,117
Preferred Stocks	65,102	—	—
Purchased Options	440	5,577	—
Corporate Debt Securities	—	2,648	56,271
United States Government Agency Obligations	—	1,037	—
Bullion	134,604	—	—
Short-Term Securities	—	53,846	—
Total	$1,219,538	$63,108	$58,388
Forward Foreign Currency Contracts	$—	$993	$—
Liabilities
Forward Foreign Currency Contracts	$—	$454	$—
Written Options	$193	$1,022	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks(1)	Corporate Debt Securities(2)
Beginning Balance 1-1-12	$—	$—
Net realized gain (loss)	—	—
Net unrealized appreciation (depreciation)	(230)	—
Purchases	2,347	56,271
Sales	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 3-31-12	$2,117	$56,271
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-12	$(230)	$—

Significant unobservable inputs were used to determine fair value:

(1) Equity Securities. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

(2) Corporate Bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following forward foreign currency contracts were outstanding at March 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Deutsche Bank AG	7,900	6-13-12	$—	$179
Sell	Euro	Morgan Stanley International	14,300	6-14-12	—	275
Sell	Euro	Goldman Sachs International	30,000	6-15-12	993	—
					$993	$454

The following written options were outstanding at March 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Blackstone Group L.P. (The)	N/A	Put	201	May 2012	$14.00	$6	$(4)
Cisco Systems, Inc.	N/A	Put	1,288	June 2012	19.00	50	(33)
Cognizant Technology Solutions Corporation, Class A	N/A	Put	121	April 2012	65.00	13	(1)
	N/A	Put	162	May 2012	70.00	17	(15)
DAX Index	Morgan Stanley & Co., Inc.	Put	145	April 2012	EUR5,900.00	59	(4)
	JPMorgan Chase Bank N.A.	Put	146	April 2012	5,950.00	39	(4)
	Morgan Stanley & Co., Inc.	Put	291	May 2012	6,150.00	64	(57)
Euro (Currency)	Deutsche Bank AG	Put	1	May 2012	$1.22	225	(25)
Exxon Mobil Corporation	N/A	Put	161	May 2012	80.00	11	(6)
	N/A	Put	161	July 2012	80.00	24	(18)
FTSE 100 Index	Citibank N.A.	Put	144	April 2012	GBP5,150.00	63	(12)
	Citibank N.A.	Put	145	May 2012	5,100.00	46	(48)
Intel Corporation	N/A	Put	885	June 2012	$26.00	45	(38)
Japanese Yen (Currency)	Deutsche Bank AG	Put	1	April 2012	86.50	68	(14)
NASDAQ 100 Index	Deutsche Bank AG	Put	103	April 2012	2,200.00	153	(2)
	N/A	Put	104	April 2012	2,275.00	107	(4)
	Citibank N.A.	Put	100	May 2012	2,375.00	100	(60)
	Deutsche Bank AG	Put	98	May 2012	2,400.00	91	(67)
National Oilwell Varco, Inc.	N/A	Put	161	May 2012	72.50	26	(24)
Russell 2000 Index	UBS AG	Put	640	April 2012	720.00	491	(39)
	Citibank N.A.	Put	323	May 2012	720.00	174	(121)
	UBS AG	Put	327	May 2012	730.00	222	(147)
S&P 500 Index	N/A	Put	492	April 2012	1,190.00	245	(18)
	N/A	Put	485	April 2012	1,170.00	375	(13)
	Deutsche Bank AG	Put	484	May 2012	1,220.00	242	(134)
	Goldman Sachs International	Put	477	May 2012	1,225.00	212	(140)
Starwood Hotels & Resorts Worldwide, Inc.	Goldman Sachs International	Put	122	April 2012	50.00	13	(2)
	N/A	Put	162	May 2012	52.50	17	(19)
Total S.A.	Deutsche Bank AG	Put	241	June 2012	EUR35.00	25	(16)
	Citibank N.A.	Put	242	June 2012	36.00	25	(24)
	Credit Suisse AG	Put	242	June 2012	39.00	22	(61)
	Credit Suisse AG	Put	242	June 2012	38.00	19	(45)
						$3,289	$(1,215)

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $144,284 or 10.8% of net assets.

(D)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(E)	Restricted securities. At March 31, 2012, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares/Principal		Cost	Market Value
Delta Prefco Limited	1-23-2012	—	*	$—	$—	*
Delta Topco Limited	1-23-2012	$63,881		$59,796	$58,388
				$59,796	$58,388

The total value of these securities represented 4.4% of net assets at March 31, 2012.

(F)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro, GBP - British Pound and NOK - Norwegian Krone).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(H)	Payment-in-kind bonds.

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at March 31, 2012.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,012,344
Gross unrealized appreciation	351,442
Gross unrealized depreciation	(22,752)
Net unrealized appreciation	$328,690

SCHEDULE OF INVESTMENTS Balanced (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.5%
General Dynamics Corporation	37	$2,700
Honeywell International Inc.	78	4,780
Precision Castparts Corp.	34	5,897

		13,377

Apparel Retail – 2.1%
Limited Brands, Inc.	161	7,708

Apparel, Accessories & Luxury Goods – 0.8%
lululemon athletica inc. (A)	42	3,107

Application Software – 1.5%
Intuit Inc.	90	5,418

Auto Parts & Equipment – 1.7%
BorgWarner Inc. (A)	76	6,368

Brewers – 2.1%
Anheuser-Busch InBev S.A., ADR	105	7,657

Broadcasting – 2.0%
CBS Corporation, Class B	214	7,263

Communications Equipment – 1.1%
QUALCOMM Incorporated	62	4,190

Computer Hardware – 3.8%
Apple Inc. (A)	24	14,328

Construction & Farm Machinery & Heavy Trucks – 0.7%
Caterpillar Inc.	25	2,652

Department Stores – 1.5%
Macy’s Inc.	137	5,455

Distillers & Vintners – 1.7%
Brown-Forman Corporation, Class B	73	6,104

Diversified Support Services – 0.4%
Cintas Corporation	33	1,299

Electric Utilities – 1.1%
PPL Corporation	138	3,886

Fertilizers & Agricultural Chemicals – 1.2%
Monsanto Company	55	4,411

Food Retail – 1.2%
Whole Foods Market, Inc.	52	4,326

Footwear – 1.6%
NIKE, Inc., Class B	54	5,845

Health Care Distributors – 1.1%
Henry Schein, Inc. (A)	53	3,981

Hotels, Resorts & Cruise Lines – 1.7%
Hyatt Hotels Corporation, Class A (A)	147	6,293

Household Products – 1.1%
Colgate-Palmolive Company	43	4,224

Integrated Oil & Gas – 3.1%
ConocoPhillips	110	8,353
Exxon Mobil Corporation	35	3,001

		11,354

Integrated Telecommunication Services – 0.9%
AT&T Inc.	107	3,351

Internet Software & Services – 2.1%
eBay Inc. (A)	73	2,697
Google Inc., Class A (A)	8	4,937

		7,634

Life Sciences Tools & Services – 1.8%
Agilent Technologies, Inc.	60	2,666
Mettler-Toledo International Inc. (A)	21	3,954

		6,620

Motorcycle Manufacturers – 1.4%
Harley-Davidson, Inc.	108	5,291

Oil & Gas Equipment & Services – 3.7%
Halliburton Company	66	2,184
National Oilwell Varco, Inc.	101	8,050
Schlumberger Limited	48	3,343

		13,577

Other Diversified Financial Services – 1.9%
JPMorgan Chase & Co.	152	6,984

Packaged Foods & Meats – 3.1%
Hershey Foods Corporation	68	4,195
Mead Johnson Nutrition Company	89	7,325

		11,520

Personal Products – 1.3%
Estee Lauder Companies Inc. (The), Class A	80	4,937

Pharmaceuticals – 3.4%
Allergan, Inc.	75	7,109
Johnson & Johnson	82	5,396

		12,505

Property & Casualty Insurance – 2.2%
Berkshire Hathaway Inc., Class B (A)	58	4,667
Travelers Companies, Inc. (The)	58	3,416

		8,083

Railroads – 2.1%
Kansas City Southern	37	2,617
Union Pacific Corporation	46	4,965

		7,582

Regional Banks – 1.7%
PNC Financial Services Group, Inc. (The)	100	6,455

Restaurants – 3.3%
McDonald’s Corporation	63	6,219
starbucks Corporation	106	5,929

		12,148

Semiconductor Equipment – 2.2%
ASML Holding N.V., NY Registry Shares	91	4,55
KLA-Tencor Corporation	68	3,717

		8,270

Semiconductors – 1.9%
Microchip Technology Incorporated	188	6,997

Systems Software – 2.6%
Microsoft Corporation	125	4,022
Oracle Corporation	186	5,420

		9,442

Tobacco – 2.1%
Philip Morris International Inc.	87	7,727

TOTAL COMMON STOCKS – 72.7%		$268,369
(Cost: $187,398)

CORPORATE DEBT SECURITIES	Principal

Apparel Retail – 0.6%
Limited Brands, Inc.: 6.900%, 7–15–17	$250	278
6.625%, 4–1–21	1,460	1,582
5.625%, 2–15–22	414	418

		2,278

Automobile Manufacturers – 1.0%
Ford Motor Company, Convertible, 4.250%, 11–15–16	2,000	3,171

Banking – 0.2%
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	600	604

Brewers – 0.4%
Anheuser-Busch InBev Worldwide Inc.: 3.000%, 10–15–12	500	506
5.375%, 11–15–14	500	556
SABMiller Holdings Inc., 3.750%, 1– 15–22 (B)	250	254

		1,316

Broadcasting – 0.7%
CBS Corporation: 8.875%, 5–15–19	1,500	1,970
4.300%, 2–15–21	500	524

		2,494

Cable & Satellite – 0.5%
DIRECTV Holdings LLC, 2.400%, 3–15–17 (B)	750	743
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.500%, 3–1–16	500	525
Discovery Communications, LLC, 4.375%, 6–15–21	500	537

		1,805

Construction & Farm Machinery & Heavy Trucks – 0.4%
Caterpillar Inc.: 0.593%, 5–21–12 (C)	300	301
1.375%, 5–27–14	500	508
John Deere Capital Corporation, 5.250%, 10–1–12	750	768

		1,577

Consumer Finance – 0.8%
American Express Credit Corporation, 5.125%, 8–25–14	400	435
Capital One Financial Corporation, 2.125%, 7–15–14	500	503
Caterpillar Financial Services Corporation, 1.550%, 12–20–13	500	508
Ford Motor Credit Company LLC: 3.875%, 1–15–15	500	505
7.000%, 4–15–15	750	820
USAA Capital Corporation,

1.050%, 9–30–14 (B)	500	495

		3,266

Data Processing & Outsourced Services – 0.5%
Fidelity National Financial, Inc., 6.600%, 5–15–17	1,600	1,694

Diversified Banks – 0.6%
Bank of Montreal, 1.300%, 10–31–14 (B)	500	504
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	500	506
Barclays Bank plc, 2.375%, 1–13–14	300	302
U.S. Bancorp, 4.200%, 5–15–14	500	535
Wells Fargo & Company, 3.676%, 6–15–16 (C)	250	267

		2,114

Diversified Capital Markets – 0.2%
Deutsche Bank AG, 3.450%, 3–30–15	750	778

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	500	580

Drug Retail – 0.3%
CVS Caremark Corporation, 3.250%, 5–18–15	950	1,007

Electric Utilities – 0.4%
Hydro-Quebec, 8.000%, 2–1–13	1,500	1,591

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company, 2.750%, 4–15–16	500	524

Food Distributors – 0.4%
Cargill, Inc., 4.307%, 5–14–21 (B)	1,219	1,293

Food Retail – 0.4%
Kroger Co. (The), 6.200%, 6–15–12	2,000	2,021

General Merchandise Stores – 0.1%
Target Corporation, 1.125%, 7–18–14	500	505

Health Care Equipment – 0.1%
Stryker Corporation, 2.000%, 9–30–16	500	512

Health Care Services – 0.3%
Quest Diagnostics Incorporated, 3.200%, 4–1–16	1,000	1,049

Health Care Supplies – 0.1%
DENTSPLY International Inc., 2.750%, 8–15–16	250	251

Home Improvement Retail – 0.1%
Home Depot, Inc. (The), 4.400%, 4–1–21	375	420

Household Products – 0.1%
Colgate-Palmolive Company, 1.250%, 5–1–14	250	254

Hypermarkets & Super Centers – 0.3%
Wal-Mart Stores, Inc.,

2.875%, 4–1–15	875	928

Independent Finance – 0.1%
Toyota Motor Credit Corporation, 2.050%, 1–12–17	500	507

Industrial Gases – 0.6%
Praxair, Inc.:
4.375%, 3–31–14	1,500	1,607
3.000%, 9–1–21	500	507

		2,114

Industrial Machinery – 0.6%
Eaton Corporation, 0.804%, 6–16–14 (C)	500	501
Illinois Tool Works Inc., 5.150%, 4–1–14	1,500	1,628

		2,129

Integrated Oil & Gas – 0.6%
Cenovus Energy Inc., 4.500%, 9–15–14	250	270
ConocoPhillips, 4.750%, 2–1–14	1,500	1,610

		1,880

Integrated Telecommunication Services – 0.3%
AT&T Inc., 4.850%, 2–15–14	1,000	1,075

IT Consulting & Other Services – 0.3%
International Business Machines Corporation, 1.250%, 5–12–14	1,000	1,012

Leisure Products – 0.1%
Mattel, Inc., 2.500%, 11–1–16	250	256

Life & Health Insurance – 0.6%
MetLife Global Funding I:
2.000%, 1–10–14 (B)	800	812
2.500%, 9–29–15 (B)	1,000	1,030
Prudential Financial, Inc., 4.750%, 9–17–15	500	543

		2,385

Movies & Entertainment – 0.1%
Viacom Inc., 4.375%, 9–15–14	500	539

Oil & Gas Equipment & Services – 0.1%
Schlumberger S.A. (GTD by Schlumberger Limited), 2.650%, 1–15–16 (B)	500	520

Oil & Gas Exploration & Production – 0.4%
EOG Resources, Inc., 2.500%, 2–1–16	1,000	1,032
Southwestern Energy Company, 4.100%, 3–15–22 (B)	600	595

		1,627

Other Diversified Financial Services – 0.9%
JPMorgan Chase & Co.:
4.650%, 6–1–14	1,000	1,066
3.450%, 3–1–16	1,000	1,042
3.150%, 7–5–16	500	515
7.900%, 4–29–49 (C)	500	548

		3,171

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (B)(D)	17	—	*
8.000%, 3–31–11 (B)(D)	4	—	*

		—	*

Packaged Foods & Meats – 0.3%
Kraft Foods Inc., 4.125%, 2–9–16	1,000	1,087

Pharmaceuticals – 0.3%
Roche Holdings Ltd, 5.000%, 3–1–14 (B)	952	1,026

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corporation, 4.000%, 4–15–12 (B)	500	501

Railroads – 0.1%
Burlington Northern Santa Fe, LLC, 3.050%, 3–15–22	400	393

Restaurants – 0.1%
YUM! Brands, Inc., 4.250%, 9–15–15	500	542

Semiconductors – 0.2%
Broadcom Corporation, 2.700%, 11–1–18	250	254
Texas Instruments Incorporated, 0.683%, 5–15–13 (C)	500	502

		756

Soft Drinks – 0.2%
PepsiCo, Inc., 3.750%, 3–1–14	750	796

Systems Software – 0.1%
Microsoft Corporation, 2.950%, 6–1–14	500	527

Tobacco – 0.2%
Philip Morris International Inc., 4.500%, 3–26–20	750	840

Wireless Telecommunication Service – 0.3%
America Movil, S.A.B. de C.V., 3.625%, 3–30–15	700	740
American Tower Corporation, 4.700%, 3–15–22	500	504

		1,244

TOTAL CORPORATE DEBT SECURITIES – 15.4%		$56,959
(Cost: $53,135)

OTHER GOVERNMENT SECURITIES
Israel – 0.1%
State of Israel, 4.000%, 6–30–22	500	494

Qatar – 0.2%
State of Qatar, 4.000%, 1–20–15 (B)	750	789

Supranational – 0.3%
International Bank for Reconstruction and Development, 2.375%, 5–26–15	900	949

TOTAL OTHER GOVERNMENT SECURITIES – 0.6%		$2,232
(Cost: $2,141)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.7%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	195	213
5.000%, 1–1–18	102	111
5.500%, 4–1–18	32	35
5.000%, 5–1–18	62	67
4.500%, 7–1–18	898	965

7.000%, 9–1–25	69	79
6.500%, 10–1–28	220	256
6.500%, 2–1–29	114	132
7.500%, 4–1–31	113	136
7.000%, 7–1–31	171	201
7.000%, 9–1–31	259	305
6.500%, 2–1–32	547	624
7.000%, 2–1–32	334	392
7.000%, 3–1–32	124	145
7.000%, 7–1–32	227	266
6.000%, 9–1–32	1,107	1,236
6.000%, 2–1–33	144	161
5.500%, 5–1–33	596	656
5.500%, 6–1–33	259	285
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997–A Class 3–A, 8.293%, 12–15–26	61	72

		6,337

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.7%		$6,337
(Cost: $5,743)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.3%
United States Treasury Notes, 3.000%, 7–15–12 (E)	1,261	1,289

Treasury Obligations – 8.4%
United States Treasury Bonds:
7.500%, 11–15–16	1,500	1,943
6.250%, 8–15–23	5,250	7,266
United States Treasury Notes:
3.875%, 2–15–13	3,000	3,095
3.625%, 5–15–13	3,000	3,113
4.250%, 8–15–13	4,000	4,216
4.250%, 8–15–15	10,000	11,203

		30,836

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.7%		$32,125
(Cost: $28,381)

SHORT-TERM SECURITIES
Master Note – 0.4%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (F)	1,509	1,509

TOTAL SHORT-TERM SECURITIES – 0.4%		$1,509
(Cost: $1,509)

TOTAL INVESTMENT SECURITIES – 99.5%		$367,531
(Cost: $278,307)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,794

NET ASSETS – 100.0%		$369,325

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$268,369	$—	$—
Corporate Debt Securities	—	56,959	—	*
Other Government Securities	—	2,232	—
United States Government Agency Obligations	—	6,337	—
United States Government Obligations	—	32,125	—
Short-Term Securities	—	1,509	—
Total	$268,369	$99,162	$—	*

There were no significant transfers between any levels during the period ended March 31, 2012.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $8,562 or 2.3% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(D) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

CMO	= Collateralized Mortgage Obligation

REMIC	= Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$278,307
Gross unrealized appreciation	89,307
Gross unrealized depreciation	(83)
Net unrealized appreciation	$89,224

SCHEDULE OF INVESTMENTS Bond (in thousands)	MARCH 31, 2012 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
Lehman ABS Manufactured Housing Contract Trust 2001-B,
3.010%, 4–15–40	$61	$60

TOTAL ASSET-BACKED SECURITIES – 0.0%		$60
(Cost: $60)

CORPORATE DEBT SECURITIES

Aerospace & Defense – 1.7%
Bombardier Inc.,
7.500%, 3–15–18 (A)	5,775	6,353
United Technologies Corporation,
6.125%, 2–1–19	3,000	3,684

		10,037

Apparel Retail – 1.4%
Limited Brands, Inc.:
8.500%, 6–15–19	3,485	4,121
7.000%, 5–1–20	1,000	1,115
5.625%, 2–15–22	2,665	2,688

		7,924

Automotive Manufacturers – 0.5%
Volkswagen International Finance N.V.,
2.375%, 3–22–17 (A)	3,000	3,010

Biotechnology – 1.4%
Amgen Inc.,
6.150%, 6–1–18	6,500	7,786

Brewers – 1.2%
SABMiller Holdings Inc.,
2.450%, 1–15–17 (A)	3,000	3,037
SABMiller plc,
6.500%, 7–15–18 (A)	3,000	3,639

		6,676

Broadcasting – 1.9%
CBS Corporation,
8.875%, 5–15–19	6,000	7,881
NBCUniversal Media, LLC,
5.150%, 4–30–20	2,810	3,179

		11,060

Cable & Satellite – 2.8%
Comcast Corporation,
5.150%, 3–1–20	5,000	5,751
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3–1–16	4,000	4,200
Time Warner Inc.,
4.750%, 3–29–21	5,750	6,312

		16,263

Coal & Consumable Fuels – 0.3%
Peabody Energy Corporation,
6.500%, 9–15–20	2,000	2,000

Consumer Finance – 2.5%
American Express Credit Corporation,
2.750%, 9–15–15	2,000	2,075
Capital One Financial Corporation,
3.150%, 7–15–16	6,500	6,650
Ford Motor Credit Company LLC,
7.000%, 4–15–15	5,000	5,462

		14,187

Data Processing & Outsourced Services – 2.4%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	8,000	8,469
Western Union Company (The),

3.650%, 8–22–18	5,000	5,344

		13,813

Department Stores – 0.7%
Macy’s Retail Holdings, Inc.,
3.875%, 1–15–22	4,000	4,010

Distillers & Vintners – 1.3%
Diageo Capital plc,
5.750%, 10–23–17	6,500	7,811

Diversified Banks – 3.1%
HSBC Holdings plc,
5.100%, 4–5–21	7,000	7,564
U.S. Bancorp,
4.125%, 5–24–21	4,000	4,300
Wells Fargo & Company,
3.676%, 6–15–16 (B)	6,000	6,406

		18,270

Diversified Capital Markets – 0.5%
Credit Suisse AG,
3.500%, 3–23–15	3,000	3,127

Diversified Chemicals – 1.2%
Dow Chemical Company (The),
8.550%, 5–15–19	5,500	7,207

Diversified Metals & Mining – 1.0%
Rio Tinto Finance (USA) Limited,
3.750%, 9–20–21	5,500	5,676

Electric Utilities – 2.7%
Detroit Edison Company (The),
3.900%, 6–1–21	4,875	5,215
NextEra Energy Capital Holdings, Inc.,
7.875%, 12–15–15	5,000	6,010
PacifiCorp,
2.950%, 2–1–22	4,000	3,942

		15,167

Electronic Manufacturing Services – 1.0%
Jabil Circuit, Inc.:
7.750%, 7–15–16	2,000	2,280
8.250%, 3–15–18	3,150	3,662

		5,942

Environmental & Facilities Services – 2.0%
Republic Services, Inc.,
4.750%, 5–15–23	5,000	5,464
Waste Management, Inc.,
4.600%, 3–1–21	5,600	6,147

		11,611

Forest Products – 1.2%
Georgia-Pacific LLC,
5.400%, 11–1–20 (A)	6,000	6,695

Health Care Services – 2.4%
Medco Health Solutions, Inc.:
7.125%, 3–15–18	3,000	3,592
4.125%, 9–15–20	3,500	3,571
Quest Diagnostics Incorporated,
3.200%, 4–1–16	6,000	6,287

		13,450

Health Care Supplies – 0.4%
DENTSPLY International Inc.,
4.125%, 8–15–21	2,500	2,548

Home Improvement Retail – 1.2%
Home Depot, Inc. (The),

4.400%, 4–1–21	6,000	6,721

Household Products – 0.5%
Procter & Gamble Company (The),
8.000%, 9–1–24	2,000	2,894

Industrial Conglomerates – 1.2%
General Electric Capital Corporation,
5.625%, 5–1–18	6,000	6,953

Integrated Telecommunication Services – 1.5%
Verizon Communications Inc.,
8.750%, 11–1–18	6,500	8,819

Investment Banking & Brokerage – 1.8%
Goldman Sachs Group, Inc. (The),
5.375%, 3–15–20	5,500	5,590
Morgan Stanley,
4.100%, 1–26–15	5,000	5,017

		10,607

Life & Health Insurance – 0.8%
Prudential Financial, Inc.,
4.750%, 9–17–15	4,000	4,342

Multi-Utilities – 2.3%
Dominion Resources, Inc.,
5.250%, 8–1–33	2,500	2,781
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	3,000	3,170
NorthWestern Corporation,
6.340%, 4–1–19	3,000	3,459
Pacific Gas and Electric Company,
3.500%, 10–1–20	4,000	4,142

		13,552

Office Electronics – 1.2%
Xerox Corporation,
6.350%, 5–15–18	5,952	6,904

Oil & Gas Equipment & Services – 1.8%
Enterprise Products Operating LLC,
4.050%, 2–15–22	2,000	2,070
Halliburton Company:
6.150%, 9–15–19	4,000	4,874
6.750%, 2–1–27	1,400	1,701
Schlumberger Investment S.A. (GTD by Schlumberger Limited),
3.300%, 9–14–21 (A)	1,500	1,519

		10,164

Oil & Gas Storage & Transportation – 1.1%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	3,593	3,844
Tennessee Gas Pipeline Company,
7.000%, 3–15–27	2,000	2,287

		6,131

Other Diversified Financial Services – 2.7%
Bank of America Corporation:
3.625%, 3–17–16	4,000	3,992
6.500%, 8–1–16	2,000	2,199
ING Bank N.V.,
4.000%, 3–15–16 (A)	3,000	3,036
JPMorgan Chase & Co.,
6.000%, 1–15–18	6,000	6,939

		16,166

Packaged Foods & Meats – 0.3%
H.J. Heinz Company,
3.125%, 9–12–21	1,500	1,501

Paper Products – 0.0%
Westvaco Corporation,
7.500%, 6–15–27	236	263

Pharmaceuticals – 0.5%

Express Scripts, Inc.,
3.125%, 5–15–16	3,000	3,123

Property & Casualty Insurance – 0.9%
Berkshire Hathaway Inc.,
3.750%, 8–15–21	5,000	5,162

Railroads – 0.7%
Burlington Northern Santa Fe, LLC,
3.050%, 3–15–22	4,000	3,931

Restaurants – 0.8%
YUM! Brands, Inc.,
6.250%, 3–15–18	3,792	4,516

Semiconductors – 0.9%
Broadcom Corporation,
2.700%, 11–1–18	5,000	5,082

Specialty Chemicals – 1.2%
Lubrizol Corporation (The),
8.875%, 2–1–19	5,000	6,773

Systems Software – 1.1%
CA, Inc.,
5.375%, 12–1–19	6,000	6,538

Water Utilities – 0.4%
California Water Service Company,
5.875%, 5–1–19	2,000	2,333

Wireless Telecommunication Service – 1.4%
America Movil, S.A.B. de C.V.,
5.000%, 3–30–20	5,500	6,114
American Tower Corporation,
4.700%, 3–15–22	2,000	2,015

		8,129

TOTAL CORPORATE DEBT SECURITIES – 57.9%		$334,874
(Cost: $316,366)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 1.5%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005–2,
4.783%, 7–10–43 (B)	117	117
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.500%, 2–15–32	150	138
Deutsche Mortgage and Asset Receiving Corporation COMM 2005-C6 Commercial Mortgage Pass-Through Certificates,
5.144%, 6–10–44	6,000	6,038
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006–1,
5.506%, 11–11–38 (A)	128	77
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004–C1,
4.719%, 1–15–38	2,000	2,098

		8,468

Non-Agency REMIC/CMO – 0.6%
MASTR Adjustable Rate Mortgage Trust 2005–1,
3.312%, 3–25–35 (B)	2,617	195
Merrill Lynch Mortgage Trust 2005–CIP1,
4.949%, 7–12–38 (B)	2,000	2,107

Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004–1, 2.703%, 2–25–34 (B)	599	74
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004–3AC, 2.672%, 3–25–34 (B)	1,151	122
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004–5, 2.890%, 5–25–34 (B)	959	20
Wells Fargo Mortgage Pass-Through Certificates, Series 2003–10, 4.500%, 9–25–18	868	892

		3,410

TOTAL MORTGAGE-BACKED SECURITIES – 2.1%		$11,878
(Cost: $16,176)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.5%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A, 4.285%, 12–15–18	2,500	2,816

New York – 0.9%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	4,000	5,033

TOTAL MUNICIPAL BONDS – TAXABLE – 1.4%		$7,849
(Cost: $6,612)

OTHER GOVERNMENT SECURITIES
Canada – 0.4%
Province de Quebec, 7.140%, 2–27–26	1,500	2,052

Israel – 1.0%
State of Israel, 4.000%, 6–30–22	6,000	5,931

TOTAL OTHER GOVERNMENT SECURITIES – 1.4%		$7,983
(Cost: $7,470)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 3.2%
Federal National Mortgage Association, 2.000%, 3–22–17 (B)	4,900	4,864
Freddie Mac, 5.400%, 3–17–21	11,450	13,377

		18,241

Mortgage-Backed Obligations – 23.8%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	1,000	1,085
5.000%, 5–15–23	1,431	1,566
5.000%, 9–15–31 (C)	729	24
2.500%, 12–15–41	6,500	6,655
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.500%, 11–1–20	2,682	2,823
5.000%, 6–1–23	3,212	3,455
4.000%, 7–1–25	4,316	4,562
4.500%, 6–15–27	2,668	2,771
4.500%, 5–15–32	4,000	4,253
4.000%, 11–15–36	2,447	2,544
4.500%, 5–15–39	1,302	1,381

Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1–25–17	2,633	2,804
5.000%, 3–25–18	2,490	2,675
5.000%, 6–25–18	2,047	2,203
3.000%, 3–15–25	4,183	4,349
4.500%, 12–25–34	884	930
4.000%, 10–15–35	5,429	5,703
5.500%, 11–25–36 (C)	4,760	697
4.500%, 3–25–37	2,961	3,075
5.500%, 4–25–37	2,692	2,962
4.500%, 9–15–37	4,336	4,546
4.000%, 3–25–39	1,683	1,730
4.000%, 5–25–39	2,943	3,107
4.500%, 8–15–39	4,936	5,301
3.000%, 11–25–39	3,731	3,865
4.500%, 6–25–40	3,706	3,992
4.500%, 10–25–40	4,460	4,793
4.750%, 12–15–40	2,594	2,666
5.000%, 7–25–50	4,213	4,621
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.423%, 2–1–16	2,227	2,513
5.506%, 4–1–17	3,812	4,266
4.500%, 6–1–19	1,037	1,114
4.500%, 8–1–19	1,432	1,539
4.500%, 9–1–19	2,236	2,395
5.500%, 10–1–21	3,733	4,080
6.000%, 6–1–22	2,634	2,856
6.000%, 9–1–22	3,911	4,241
5.000%, 9–1–23	2,659	2,872
4.000%, 3–1–24	3,658	3,878
4.500%, 7–25–24	952	1,024
5.000%, 6–25–32	1,511	1,561
5.500%, 2–1–33	698	767
5.500%, 2–1–35	2,197	2,431
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	3,960	4,071
2.000%, 3–16–42	7,000	7,064
0.344%, 6–17–45 (B)(C)	599	12

		137,822

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 27.0%		$156,063
(Cost: $153,710)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 4.5%
United States Treasury Bonds, 3.125%, 11–15–41	6,500	6,211
United States Treasury Notes, 2.125%, 8–15–21	20,000	19,975

		26,186

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.5%		$26,186
(Cost: $26,540)

SHORT-TERM SECURITIES
Commercial Paper – 4.6%
Baxter International Inc.:
0.220%, 4–10–12 (D)	5,000	5,000
0.190%, 4–11–12 (D)	3,400	3,400
Corporacion Andina de Fomento,
0.270%, 4–19–12 (D)	4,000	3,999
Harley-Davidson Funding Corp.,
0.350%, 4–17–12 (D)	5,733	5,732
PACCAR Financial Corp.,
0.120%, 4–10–12 (D)	3,000	3,000
Sysco Corporation,
0.130%, 4–16–12 (D)	5,000	5,000

		26,131

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (E)	1,900	1,900

TOTAL SHORT-TERM SECURITIES – 4.9%		$28,031
(Cost: $28,031)

TOTAL INVESTMENT SECURITIES – 99.2%		$572,924
(Cost: $554,965)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		4,656

NET ASSETS – 100.0%		$577,580

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$60	$—
Corporate Debt Securities	—	334,874	—
Mortgage-Backed Securities	—	11,878	—
Municipal Bonds	—	7,849	—
Other Government Securities	—	7,983	—
United States Government Agency Obligations	—	156,063	—
United States Government Obligations	—	26,186	—
Short-Term Securities	—	28,031	—
Total	$—	$572,924	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $36,243 or 6.3% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at March 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$554,965
Gross unrealized appreciation	24,676
Gross unrealized depreciation	(6,717)
Net unrealized appreciation	$17,959

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 6.6%
Honeywell International Inc.	131	$8,010
Precision Castparts Corp.	109	18,830

		26,840

Apparel, Accessories & Luxury Goods – 2.9%
Polo Ralph Lauren Corporation	31	5,457
Under Armour, Inc., Class A (A)	67	6,316

		11,773

Application Software – 1.4%
Intuit Inc.	93	5,604

Biotechnology – 1.1%
Alexion Pharmaceuticals, Inc. (A)	51	4,699

Brewers – 2.4%
Anheuser-Busch InBev S.A., ADR	134	9,759

Broadcasting – 5.7%
CBS Corporation, Class B	536	18,177
Discovery Holding Company, Class A (A)	112	5,667

		23,844

Cable & Satellite – 3.0%
Time Warner Cable Inc.	154	12,518

Computer Hardware – 6.4%
Apple Inc. (A)	44	26,076

Computer Storage & Peripherals – 1.1%
NetApp, Inc. (A)	103	4,625

Consumer Finance – 4.8%
Capital One Financial Corporation	357	19,887

Data Processing & Outsourced Services – 1.9%
MasterCard Incorporated, Class A	19	7,990

Department Stores – 2.2%
Macy’s Inc.	227	9,032

Distillers & Vintners – 1.2%
BEAM, INC	83	4,844

Fertilizers & Agricultural Chemicals – 2.4%
Monsanto Company	123	9,771

Food Retail – 1.6%
Whole Foods Market, Inc.	78	6,490

Health Care Equipment – 1.4%
Covidien plc	105	5,720

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	154	7,758

Hypermarkets & Super Centers – 1.7%
Costco Wholesale Corporation	78	7,052

Industrial Conglomerates – 2.8%
General Electric Company	563	$11,303

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	45	4,131

Industrial Machinery – 1.4%
Pall Corporation	99	5,921

Integrated Oil & Gas – 3.4%
ConocoPhillips	185	14,035

Internet Retail – 0.5%
Groupon, Inc. (A)	103	1,900

Internet Software & Services – 2.3%
Google Inc., Class A (A)	15	9,619

Motorcycle Manufacturers – 3.7%
Harley-Davidson, Inc.	313	15,339

Oil & Gas Equipment & Services – 5.0%
Halliburton Company	358	11,886
National Oilwell Varco, Inc.	55	4,355
Schlumberger Limited	61	4,256

		20,497

Oil & Gas Exploration & Production – 3.1%
Devon Energy Corporation	77	5,469
Noble Energy, Inc.	73	7,136

		12,605

Other Diversified Financial Services – 1.7%
JPMorgan Chase & Co.	149	6,842

Packaged Foods & Meats – 2.4%
Mead Johnson Nutrition Company	118	9,766

Personal Products – 2.0%
Estee Lauder Companies Inc. (The), Class A	134	8,321

Pharmaceuticals – 6.3%
Allergan, Inc.	102	9,754
Johnson & Johnson	105	6,932
Pfizer Inc.	404	9,146

		25,832

Railroads – 3.8%
Kansas City Southern	64	4,552
Union Pacific Corporation	104	11,175

		15,727

Restaurants – 3.3%
McDonald’s Corporation	92	8,986
Starbucks Corporation	79	4,426

		13,412

Semiconductors – 4.0%
Altera Corporation	211	8,410
Microchip Technology Incorporated	212	7,899

		16,309

Tobacco – 3.2%
Philip Morris International Inc.	152	13,456

TOTAL COMMON STOCKS – 99.6%		$409,297
(Cost: $324,079)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corporation, 0.131%, 4-2-12 (B)	$1,190	1,190

TOTAL SHORT-TERM SECURITIES – 0.3%		$1,190
(Cost: $1,190)

TOTAL INVESTMENT SECURITIES – 99.9%		$410,487
(Cost: $325,269)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		407

NET ASSETS – 100.0%		$410,894

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$95,576	$—	$—
Consumer Staples	59,688	—	—
Energy	47,137	—	—
Financials	26,729	—	—
Health Care	36,251	—	—
Industrials	59,791	—	—
Information Technology	70,223	—	—
Materials	13,902	—	—
Total Common Stocks	$409,297	$—	$—
Short-Term Securities	—	1,190	—
Total	$409,297	$1,190	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$325,269

Gross unrealized appreciation	89,242
Gross unrealized depreciation	(4,024)

Net unrealized appreciation	$85,218

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.6%
Boeing Company (The)	143	$10,646
General Dynamics Corporation	65	4,788
Honeywell International Inc.	92	5,586

		21,020

Brewers – 2.0%
Anheuser-Busch InBev S.A., ADR	104	7,534

Broadcasting – 0.6%
CBS Corporation, Class B	69	2,353

Casinos & Gaming – 2.1%
Las Vegas Sands, Inc.	33	1,897
Wynn Resorts, Limited	49	6,104

		8,001

Communications Equipment – 1.6%
QUALCOMM Incorporated	89	6,023

Computer Hardware – 3.5%
Apple Inc. (A)	22	13,128

Construction & Farm Machinery & Heavy Trucks – 5.2%
Caterpillar Inc.	90	9,630
Cummins Inc.	28	3,373
Deere & Company	83	6,728

		19,731

Consumer Finance – 1.7%
Capital One Financial Corporation	115	6,430

Data Processing & Outsourced Services – 2.1%
Visa Inc., Class A	67	7,865

Distillers & Vintners – 1.7%
Diageo plc, ADR	68	6,601

Diversified Banks – 2.4%
Wells Fargo & Company	262	8,960

Diversified Chemicals – 1.3%
Dow Chemical Company (The)	147	5,102

Diversified Metals & Mining – 2.9%
BHP Billiton Limited, ADR	22	1,622
Rio Tinto plc, ADR	94	5,218
Southern Copper Corporation	121	3,844

		10,684

Electrical Components & Equipment – 1.3%
Emerson Electric Co.	93	4,843

General Merchandise Stores – 1.0%
Target Corporation	65	3,788

Home Improvement Retail – 3.0%
Home Depot, Inc. (The)	225	11,332

Homebuilding – 1.3%
D.R. Horton, Inc.	320	4,848

Household Products – 1.1%
Colgate-Palmolive Company	43	4,172

Industrial Conglomerates – 2.0%
General Electric Company	375	7,522

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	41	3,727

Integrated Oil & Gas – 3.6%
ConocoPhillips	64	4,841
Exxon Mobil Corporation	101	8,790

		13,631

Integrated Telecommunication Services – 2.0%
AT&T Inc.	247	7,715

Investment Banking & Brokerage – 1.7%
Goldman Sachs Group, Inc. (The)	53	6,616

Mortgage REITs – 2.1%
American Capital Agency Corp.	267	7,881

Multi-Utilities – 1.0%
PG&E Corporation	88	3,805

Oil & Gas Drilling – 2.5%
Seadrill Limited	247	9,276

Oil & Gas Equipment & Services – 7.1%
Halliburton Company	99	3,279
National Oilwell Varco, Inc.	130	10,371
Schlumberger Limited	190	13,266

		26,916

Oil & Gas Exploration & Production – 1.3%
Apache Corporation	51	5,088

Other Diversified Financial Services – 3.3%
JPMorgan Chase & Co.	272	12,518

Personal Products – 1.0%
Estee Lauder Companies Inc. (The), Class A	60	3,729

Pharmaceuticals – 5.2%
Johnson & Johnson	108	7,120
Merck & Co., Inc.	94	3,608
Pfizer Inc.	392	8,881

		19,609

Property & Casualty Insurance – 1.1%
ACE Limited	59	4,290

Railroads – 4.3%
Kansas City Southern	71	5,065
Union Pacific Corporation	103	11,121

		16,186

Restaurants – 4.0%
McDonald’s Corporation	97	9,474
Starbucks Corporation	99	5,516

		14,990

Semiconductors – 4.1%
Intel Corporation	94	$2,637
Microchip Technology Incorporated	355	13,195

		15,832

Soft Drinks – 1.4%
Coca-Cola Company (The)	69	5,114

Specialized Finance – 0.5%
CME Group Inc.	6	1,852

Tobacco – 7.4%
Altria Group, Inc.	309	9,547
Philip Morris International Inc.	211	18,696

		28,243

TOTAL COMMON STOCKS – 97.0%		$366,955
(Cost: $309,994)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.4%
Kraft Foods Inc., 0.220%, 4–2–12 (B)	$2,028	2,028
Wisconsin Electric Power Co., 0.180%, 4–12–12 (B)	3,000	3,000

		5,028

Master Note – 1.3%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (C)	5,074	5,074

TOTAL SHORT-TERM SECURITIES – 2.7%		$10,102
(Cost: $10,102)

TOTAL INVESTMENT SECURITIES – 99.7%		$377,057
(Cost: $320,096)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,196

NET ASSETS – 100.0%		$378,253

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$366,955	$—	$—
Short-Term Securities	—	10,102	—
Total	$366,955	$10,102	$—

There were no significant transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$320,096
Gross unrealized appreciation	59,945
Gross unrealized depreciation	(2,984)
Net unrealized appreciation	$56,961

SCHEDULE OF INVESTMENTS

Energy (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.3%
BorgWarner Inc. (A)	11	$898

Coal & Consumable Fuels – 2.3%
Arch Coal, Inc.	32	344
Cameco Corporation	30	653
Peabody Energy Corporation	20	592

		1,589

Construction & Engineering – 3.8%
Chicago Bridge & Iron Company N.V., NY Shares	20	862
Fluor Corporation	29	1,765

		2,627

Construction & Farm Machinery & Heavy Trucks – 1.9%
Caterpillar Inc.	4	415
Cummins Inc.	7	877

		1,292

Diversified Metals & Mining – 1.5%
BHP Billiton Limited, ADR	15	1,053

Integrated Oil & Gas – 10.4%
BP plc, ADR	13	587
ConocoPhillips	19	1,463
Exxon Mobil Corporation	26	2,225
Occidental Petroleum Corporation	22	2,062
Suncor Energy Inc.	25	821

		7,158

Oil & Gas Drilling – 8.2%
ENSCO International Incorporated	16	844
Helmerich & Payne, Inc.	29	1,582
Nabors Industries Ltd. (A)	53	923
Seadrill Limited	29	1,099
Transocean Inc.	22	1,225

		5,673

Oil & Gas Equipment & Services – 28.1%
Basic Energy Services, Inc. (A)	31	538
Cameron International Corporation (A)	42	2,219
Core Laboratories N.V.	15	1,980
Dresser-Rand Group Inc. (A)	22	1,004
Dril-Quip, Inc. (A)	18	1,157
FMC Technologies, Inc. (A)	35	1,762
Halliburton Company	39	1,283
National Oilwell Varco, Inc.	45	3,545
Schlumberger Limited	38	2,672
Superior Energy Services, Inc. (A)	43	1,144
Tenaris S.A., ADR	24	910
Weatherford International Ltd. (A)	72	1,086

		19,300

Oil & Gas Exploration & Production – 29.6%
Anadarko Petroleum Corporation	30	2,365
Apache Corporation	19	1,933
Cabot Oil & Gas Corporation	32	985
CNOOC Limited, ADR	4	827
Cobalt International Energy, Inc. (A)	26	781
Concho Resources Inc. (A)	8	771
Continental Resources, Inc. (A)	35	3,041
Devon Energy Corporation	18	1,291
EOG Resources, Inc.	12	1,378
Kosmos Energy Ltd. (A)	36	481
Laredo Petroleum Holdings, Inc. (A)	16	366
Matador Resources Company (A)	25	279
Noble Energy, Inc.	16	1,550
Oasis Petroleum LLC (A)	22	671
Pioneer Natural Resources Company	3	368
Plains Exploration and Production Company (A)	23	992
Southwestern Energy Company (A)	48	1,464
St. Mary Land & Exploration Company	12	814

		20,357

Oil & Gas Refining & Marketing – 1.1%
Clean Energy Fuels Corp. (A)	34	732

Oil & Gas Storage & Transportation – 8.4%
El Paso Corporation	78	2,293
El Paso Pipeline Partners, L.P.	28	972
Enbridge Inc.	45	1,740
Williams Companies, Inc. (The)	25	781

		5,786

TOTAL COMMON STOCKS – 96.6%		$66,465
(Cost: $60,438)

SHORT-TERM SECURITIES	Principal
Master Note – 3.3%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (B)	$2,241	2,241

TOTAL SHORT-TERM SECURITIES – 3.3%		$2,241
(Cost: $2,241)

TOTAL INVESTMENT SECURITIES – 99.9%		$68,706
(Cost: $62,679)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		66

NET ASSETS – 100.0%		$68,772

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$66,465	$—	$—
Short-Term Securities	—	2,241	—
Total	$66,465	$2,241	$—

There were no significant transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$62,679
Gross unrealized appreciation	10,113
Gross unrealized depreciation	(4,086)
Net unrealized appreciation	$6,027

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Water Utilities – 0.2%
Aguas Andinas S.A. (A)	34	$21

TOTAL COMMON STOCKS – 0.2%		$21
(Cost: $20)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.9%
Bombardier Inc.,
7.500%, 3–15–18 (B)	$50	55
Embraer Overseas Limited,
6.375%, 1–24–17	100	111

		166

Agricultural Products – 1.3%
CCL Finance Limited,
9.500%, 8–15–14	100	112

Airlines – 1.8%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (B)	48	48
TAM Capital 2 Inc.,
9.500%, 1–29–20	100	109

		157

Broadcasting – 2.5%
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49 (C)	200	212

Coal & Consumable Fuels – 2.5%
Indo Integrated Energy II B.V.,
9.750%, 11–5–16	100	108
PT Adaro Indonesia,
7.625%, 10–22–19	100	109

		217

Diversified Banks – 11.1%
Banco Bradesco S.A.,
4.125%, 5–16–16 (B)	200	207
Banco Cruzeiro do Sul S.A.,
7.000%, 7–8–13	115	109
Banco de Credito del Peru,
4.750%, 3–16–16 (B)	100	103
Banco Santander Chile, S.A.,
3.750%, 9–22–15 (B)	100	102
Bancolombia S.A.,
4.250%, 1–12–16	100	103
ICICI Bank Limited,
6.625%, 10–3–12 (B)	125	128
Sberbank Rossii OAO,
6.480%, 5–15–13	100	105
State Bank of India,
4.500%, 10–23–14	100	102

		959

Diversified Metals & Mining – 0.7%
Glencore Funding LLC,
6.000%, 4–15–14 (B)	60	64

Electric Utilities – 5.7%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
9.750%, 8–15–21 (B)	50	39
Empresa Distribuidora y Comercializadora Norte S.A.,
9.750%, 10–25–22 (B)	50	30
Listrindo Capital B.V.,
6.950%, 2–21–19 (B)	200	206
Majapahit Holding B.V.,
7.750%, 10–17–16	100	116

Rural Electrification Corporation Limited,
4.250%, 1–25–16	100	100

		491

Food Distributors – 1.2%
Olam International Limited,
7.500%, 8–12–20	100	100

Homebuilding – 1.5%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	25	25
URBI, Desarrollos Urbanos, S.A. de C.V.,
8.500%, 4–19–16	100	102

		127

Household Appliances – 0.9%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15	50	53
6.500%, 12–15–15 (B)	25	26

		79

Independent Power Producers & Energy Traders – 1.2%
China Resources Power Holdings Company Limited,
3.750%, 8–3–15	100	100

Industrial Conglomerates – 1.6%
Jaiprakash Associates Limited, Convertible,
0.000%, 9–12–12 (D)	100	139

IT Consulting & Other Services – 0.3%
iGATE Corporation,
9.000%, 5–1–16	25	27

Marine – 3.2%
PB Issuer (No. 2) Limited, Convertible,
1.750%, 4–12–16	90	84
SCF Capital Limited,
5.375%, 10–27–17	200	191

		275

Multi-Utilities – 0.8%
Black Hills Corporation,
9.000%, 5–15–14	65	73

Oil & Gas Drilling – 4.3%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (B)	78	80
Noble Group Limited,
4.875%, 8–5–15	100	100
QGOG Atlantic/Alaskan Rigs Ltd.,
5.250%, 7–30–18 (B)	191	192

		372

Oil & Gas Exploration & Production – 5.5%
Essar Energy Investment Limited, Convertible,
4.250%, 2–1–16	100	66
Novatek Finance Limited,
5.326%, 2–3–16 (B)	200	211
Pacific Rubiales Energy Corp.,
8.750%, 11–10–16 (B)	100	111
Pan American Energy LLC,
7.875%, 5–7–21	100	98

		486

Oil & Gas Storage & Transportation – 2.9%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (E)	COP60,000	36
TransCapital Limited,
5.670%, 3–5–14 (B)	$200	212

		248

Packaged Foods & Meats – 2.7%
BFF International Limited,
7.250%, 1-28-20	100	112
Bunge Limited Finance Corp.,
5.350%, 4-15-14	25	27
JBS Finance II Ltd.,
8.250%, 1-29-18 (B)	100	102

		241

Paper Products – 0.3%
Inversiones CMPC S.A.,
4.750%, 1-19-18 (B)	25	26

Specialty Stores – 1.5%
Hengdeli Holdings Limited, Convertible,
2.500%, 10-20-15 (E)	HKD1,000	133

Steel – 2.1%
ArcelorMittal,
5.375%, 6-1-13	$75	78
Steel Capital S.A.,
6.700%, 10-25-17	100	101

		179

Wireless Telecommunication Service – 1.2%
VIP Finance Ireland Limited,
8.375%, 4-30-13	100	105

TOTAL CORPORATE DEBT SECURITIES – 58.7%		$5,088
(Cost: $5,059)

OTHER GOVERNMENT SECURITIES
Argentina – 1.2%
City of Buenos Aires,
12.500%, 4-6-15 (B)	100	105

Supranational – 0.7%
Central American Bank for Economic Integration,
5.375%, 9-24-14	58	62

Venezuela – 1.9%
Corporacion Andina de Fomento,
3.750%, 1-15-16	155	161

TOTAL OTHER GOVERNMENT SECURITIES – 3.8%		$328
(Cost: $329)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 9.1%
United States Treasury Bonds,
3.750%, 8-15-41	125	135
United States Treasury Notes:
1.750%, 8-15-12	550	553
2.125%, 8-15-21	100	100

		788

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.1%		$788
(Cost: $794)

SHORT-TERM SECURITIES
Commercial Paper – 14.0%
Bemis Company, Inc.,
0.350%, 4-10-12 (F)	400	400
E.I. du Pont de Nemours and Company,
0.110%, 4-19-12 (F)	400	400
Kellogg Co.,
0.200%, 4-2-12 (F)	414	414

		1,214

Master Note – 12.8%
Toyota Motor Credit Corporation,
0.131%, 4-2-12 (G)	1,112	1,112

TOTAL SHORT-TERM SECURITIES – 26.8%		$2,326
(Cost: $2,326)

TOTAL INVESTMENT SECURITIES – 98.6%		$8,551
(Cost: $8,528)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		119

NET ASSETS – 100.0%		$8,670

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1– Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$21	$—	$—
Corporate Debt Securities	—	5,008	80
Other Government Securities	—	328	—
United States Government Obligations	—	788	—
Short-Term Securities	—	2,326	—
Total	$21	$8,450	$80
Forward Foreign Currency Contracts	$—	$1	$—
Liabilities
Forward Foreign Currency Contracts	$—	$14	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following forward foreign currency contracts were outstanding at March 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation		Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Citibank, N.A.	1,050	3-11-13	$—		$2
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	1,050	6-10-13	—		3
Buy	Chinese Yuan Renminbi	Goldman Sachs International	1,550	9-13-13	—		4
Buy	Chinese Yuan Renminbi	Citibank, N.A.	650	9-23-13	—		1
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	600	9-26-13	1		—
Sell	Euro	Barclays Capital, Inc.	100	1-25-13	—		3
Sell	Euro	Barclays Capital, Inc.	80	2-11-13	—		1
Sell	Euro	Barclays Capital, Inc.	60	2-28-13	—	*	—
					$1		$14

(A) Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $2,047 or 23.6% of net assets.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(D) Zero coupon bond.

(E) Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso and HKD - Hong Kong Dollar).

(F) Rate shown is the yield to maturity at March 31, 2012.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$8,528
Gross unrealized appreciation	118
Gross unrealized depreciation	(95)
Net unrealized appreciation	$23

SCHEDULE OF INVESTMENTS Global Natural Resources (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil – 1.3%
Suzano Bahia Sul Papel E Celulose S.A.	465	$1,987
Tractebel Energia S.A.	35	623

		2,610

Canada – 13.0%
Agrium Inc.	40	3,455
Athabasca Oil Sands Corp. (A)	135	1,500
First Quantum Minerals Ltd.	325	6,197
Goldcorp Inc.	45	2,028
IAMGOLD Corporation	150	1,997
Neo Material Technologies Inc. (A)	100	1,125
Osisko Mining Corporation (A)	77	893
Potash Corporation of Saskatchewan Inc.	138	6,306
Precision Drilling Corporation (A)	93	933
Progress Energy Resources Corp.	30	301
Southern Pacific Resource Corp. (A)	286	471

		25,206

China – 3.8%
China Metal Recycling (Holdings) Limited	2,542	3,110
GCL-Poly Energy Holdings Limited	9,000	2,503
Hidili Industry International Development Limited	700	249
Sino-Forest Corporation, Class A (A)	590	—	*
Trina Solar Limited, ADR (A)	180	1,283
Yingde Gases Group Company Limited (A)	215	244

		7,389

Cyprus – 0.1%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)	70	140

Hong Kong – 0.2%
China Longyuan Power Group Corporation Limited, H Shares	450	376

India – 1.8%
Adani Enterprises Limited	55	329
Hindustan Zinc Limited	110	286
Infrastructure Development Finance Company Limited	500	1,325
Shree Renuka Sugars Limited	200	124
Sterlite Industries (India) Limited	650	1,417

		3,481

Indonesia – 0.7%
PT Adaro Energy Tbk	1,800	380
PT Harum Energy Tbk	650	579
PT Indo Tambangraya Megah Tbk	85	404

		1,363

Israel – 0.7%
Israel Chemicals Ltd.	120	1,365

Luxembourg – 0.1%
Pacific Drilling S.A. (A)	20	204

Netherlands – 1.3%
LyondellBasell Industries N.V., Class A	58	2,532

Norway – 0.1%
DNO International ASA (A)	100	177

Panama – 0.1%
McDermott International, Inc. (A)	11	141

Russia – 1.4%
Mechel OAO, ADR	39	141
Mechel Steel Group OAO, ADR	166	1,490
OJSC PhosAgro, GDR	20	207
Open Joint Stock Company “RusHydro”, ADR	100	367
Open Joint Stock Company Gazprom, ADR	35	427

		2,632

Singapore – 0.3%
Indofood Agri Resources Ltd. (A)	450	557

South Korea – 4.1%
LG Chem, Ltd.	25	8,001

Switzerland – 4.4%
Noble Corporation	155	5,808
Weatherford International Ltd. (A)	175	2,641

		8,449

Thailand – 0.9%
Banpu Public Company Limited	92	1,819

United Kingdom – 9.3%
Chariot Oil & Gas Limited (A)	105	333
ENSCO International Incorporated	160	8,469
Rio Tinto plc	105	5,787
Rio Tinto plc, ADR	11	611
Xstrata plc	160	2,733

		17,933

United States – 37.6%
Allegheny Technologies Incorporated	77	3,170
Baker Hughes Incorporated	58	2,433
Boise Inc.	65	534
Cabot Oil & Gas Corporation	260	8,104
Cameron International Corporation (A)	50	2,642
Celanese Corporation, Series A	100	4,618
Crown Holdings, Inc. (A)	32	1,179
Dow Chemical Company (The)	10	346
E.I. du Pont de Nemours and Company	11	582
Eastman Chemical Company	11	590
Foster Wheeler Ltd. (A)	11	250
Halliburton Company	220	7,301
Helmerich & Payne, Inc.	7	394
Kodiak Oil & Gas Corp. (A)	185	1,843
Laredo Petroleum Holdings, Inc. (A)	17	406
Marathon Oil Corporation	20	634
Molycorp, Inc. (A)	30	1,015
Noble Energy, Inc.	13	1,271
Occidental Petroleum Corporation (C)	50	4,762
Oil States International, Inc. (A)	33	2,576
Peabody Energy Corporation	115	3,330
Pioneer Natural Resources Company	41	4,575
Plains Exploration and Production Company (A)	177	7,549
QEP Resources, Inc.	31	946
Rock-Tenn Company, Class A	14	945
Schlumberger Limited	85	5,944
Walter Industries, Inc.	20	1,154
Williams Companies, Inc. (The)	63	1,941

WPX Energy, Inc. (A)	78	1,405

		72,439

TOTAL COMMON STOCKS – 81.2%		$156,814
(Cost: $182,600)

PREFERRED STOCKS

Brazil – 0.2%
Bradespar S.A.	25	475

Russia – 0.3%
Mechel	80	562

United States – 0.0%
Konarka Technologies, Inc., 8.0% Cumulative (A)(B)	68	1

TOTAL PREFERRED STOCKS – 0.5%		$1,038
(Cost: $1,942)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Barrick Gold Corporation, Call $33.00, Expires 7–23–12	1,500	1,594
Occidental Petroleum Corporation, Call $60.00, Expires 5–21–12	850	3,021
Peabody Energy Corporation, Call $20.00, Expires 6–18–12	1,300	1,183
Pioneer Natural Resources Company, Call $60.00, Expires 6–18–12	225	1,159
Potash Corporation of Saskatchewan Inc., Call $30.00, Expires 6–18–12	450	708
Schlumberger Limited, Call $50.00, Expires 5–21–12	800	1,606
Williams Companies, Inc. (The), Call $20.00, Expires 8–20–12	2,300	2,426

TOTAL PURCHASED OPTIONS – 6.0%		$11,697
(Cost: $13,848)

CORPORATE DEBT SECURITIES	Principal

Brazil – 0.0%
Bahia Sul Celulose S.A., 8.614%, 12–1–12 (D)(E)(F)	BRL180	91

TOTAL CORPORATE DEBT SECURITIES – 0.0%		$91
(Cost: $84)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 12.4%
Danaher Corporation, 0.120%, 4–23–12 (G)	$4,000	4,000
Google Inc., 0.090%, 4–19–12 (G)	3,500	3,500
Illinois Tool Works Inc., 0.130%, 4–17–12 (G)	5,000	4,999
Novartis Securities Investment Ltd., 0.110%, 4–12–12 (G)	4,000	4,000
Prudential Funding LLC, 0.160%, 4–9–12 (G)	4,000	4,000
Wisconsin Electric Power Co., 0.150%, 4–2–12 (G)	3,425	3,425

		23,924

Master Note – 0.7%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (H)	1,344	1,344

TOTAL SHORT-TERM SECURITIES – 13.1%	$25,268
(Cost: $25,268)

TOTAL INVESTMENT SECURITIES – 100.8%	$194,908
(Cost: $223,742)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)	(1,487)

NET ASSETS – 100.0%	$193,421

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$681	$—	$—
Energy	82,642	—	140
Financials	1,325	—	—
Industrials	579	—	—
Information Technology	3,787	—	—
Materials	66,294	—	—	*
Utilities	1,366	—	—
Total Common Stocks	$156,674	$—	$140
Preferred Stocks	1,037	—	1
Purchased Options	11,697	—	—
Corporate Debt Securities	—	—	91
Short-Term Securities	—	25,268	—
Total	$169,408	$25,268	$232
Forward Foreign Currency Contracts	$—	$47	$—
Liabilities
Forward Foreign Currency Contracts	$—	$201	$—
Futures Contracts	690	—	—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following forward foreign currency contracts were outstanding at March 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Brazilian Real	Toronto-Dominion Bank (The)	430	4-20-12	$12	$—
Sell	Brazilian Real	Toronto-Dominion Bank (The)	594	4-27-12	6	—
Sell	Brazilian Real	Toronto-Dominion Bank (The)	594	5-11-12	12	—
Sell	Brazilian Real	Toronto-Dominion Bank (The)	594	5-18-12	16	—
Sell	Brazilian Real	Royal Bank of Canada	180	6-22-12	—	—	*
Sell	Brazilian Real	Toronto-Dominion Bank (The)	430	6-29-12	1	—
Sell	British Pound	Canadian Imperial Bank of Commerce	376	4-20-12	—	27
Sell	British Pound	State Street Global Markets	1,320	4-27-12	—	57
Sell	British Pound	Toronto-Dominion Bank (The)	1,380	5-18-12	—	18
Sell	British Pound	Bank of New York Mellon (The)	940	5-18-12	—	31
Sell	British Pound	Royal Bank of Canada	600	5-18-12	—	9
Sell	British Pound	Bank of New York Mellon (The)	570	6-22-12	—	9
Sell	Canadian Dollar	State Street Global Markets	1,420	4-13-12	—	28
Sell	Canadian Dollar	Bank of New York Mellon (The)	4,000	4-27-12	—	15
Sell	Canadian Dollar	State Street Global Markets	1,420	5-4-12	—	6
Sell	Canadian Dollar	Canadian Imperial Bank of Commerce	780	5-18-12	—	1
					$47	$201

The following futures contracts were outstanding at March 31, 2012 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
S&P 500 E-mini	Short	6–15–12	210	$(14,734)	$(562)
S&P/Toronto Stock Exchange 60 Index	Short	6–15–12	87	(12,293)	(128)
				$(27,027)	$(690)

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At March 31, 2012, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5–1–07 to 4–17–08	70	$118	$140
Konarka Technologies, Inc.	8–31–07	68	211	1
			$329	$141

The total value of these securities represented 0.1% of net assets at March 31, 2012.

(C)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real).

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $91 or 0.0% of net assets.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(G)	Rate shown is the yield to maturity at March 31, 2012.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$223,742
Gross unrealized appreciation	9,699
Gross unrealized depreciation	(38,533)
Net unrealized depreciation	$(28,834)

SCHEDULE OF INVESTMENTS Growth (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.4%
Boeing Company (The)	243	$18,042
Precision Castparts Corp.	231	39,871

		57,913

Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.	92	4,260

Apparel, Accessories & Luxury Goods – 0.5%
Under Armour, Inc., Class A (A)	56	5,236

Application Software – 3.0%
Intuit Inc.	524	31,532

Asset Management & Custody Banks – 1.6%
T. Rowe Price Group, Inc.	267	17,416

Auto Parts & Equipment – 1.4%
BorgWarner Inc. (A)	175	14,734

Automotive Retail – 2.6%
AutoZone, Inc. (A)	52	19,371
O’Reilly Automotive, Inc. (A)	87	7,902

		27,273

Broadcasting – 4.0%
CBS Corporation, Class B	1,086	36,840
Discovery Holding Company, Class A (A)	104	5,252

		42,092

Cable & Satellite – 0.5%
Time Warner Cable Inc.	65	5,298

Casinos & Gaming – 4.0%
Las Vegas Sands, Inc.	379	21,790
Wynn Resorts, Limited	168	20,942

		42,732

Communications Equipment – 3.6%
QUALCOMM Incorporated	566	38,531

Computer Hardware – 10.1%
Apple Inc. (A)	177	105,806

Data Processing & Outsourced Services – 6.7%
MasterCard Incorporated, Class A	99	41,465
Visa Inc., Class A	241	28,403

		69,868

Distillers & Vintners – 0.3%
BEAM, INC	46	2,677

Environmental & Facilities Services – 0.5%
Stericycle, Inc. (A)	59	4,893

Fertilizers & Agricultural Chemicals – 3.5%
Monsanto Company	467	37,279

Footwear – 2.9%
NIKE, Inc., Class B	284	30,754

Home Improvement Retail – 0.8%
Home Depot, Inc. (The)	167	8,377

Hotels, Resorts & Cruise Lines - 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	91	5,142

Household Products – 0.5%
Colgate-Palmolive Company	54	5,300

Industrial Conglomerates – 1.2%
Danaher Corporation	233	13,048

Industrial Gases – 2.6%
Praxair, Inc.	242	27,686

Internet Retail – 0.5%
Amazon.com, Inc. (A)	27	5,488

Internet Software & Services – 3.4%
eBay Inc. (A)	128	4,733
Google Inc., Class A (A)	49	31,139

		35,872

IT Consulting & Other Services – 3.3%
Cognizant Technology Solutions Corporation, Class A (A)	452	34,774

Life Sciences Tools & Services – 0.2%
Mettler-Toledo International Inc. (A)	14	2,642

Managed Health Care – 0.5%
UnitedHealth Group Incorporated	97	5,723

Oil & Gas Equipment & Services – 7.2%
Halliburton Company	151	5,018
National Oilwell Varco, Inc.	443	35,205
Schlumberger Limited	512	35,829

		76,052

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Company	127	10,458

Personal Products – 2.4%
Estee Lauder Companies Inc. (The), Class A	407	25,185

Pharmaceuticals – 3.8%
Allergan, Inc.	407	38,802

Railroads – 0.9%
Kansas City Southern	128	9,155

Restaurants – 7.3%
McDonald’s Corporation	247	24,211
Starbucks Corporation	853	47,679
YUM! Brands, Inc.	77	5,502

		77,392

Semiconductor Equipment – 0.5%
Lam Research Corporation (A)	111	4,939

Semiconductors – 3.4%
Altera Corporation	246	9,808
ARM Holdings plc, ADR	152	4,303
Broadcom Corporation, Class A	134	5,278
Microchip Technology Incorporated	459	17,067

		36,456

Soft Drinks – 0.8%
Coca-Cola Company (The)	111	8,193

Specialty Stores – 0.6%
Tiffany & Co.	88	6,090

Systems Software – 3.0%
Oracle Corporation	711	20,718
VMware, Inc., Class A (A)	103	11,518

		32,236

Tobacco – 3.5%
Philip Morris International Inc.	429	37,978

TOTAL COMMON STOCKS – 98.9%		$1,045,282
(Cost: $792,864)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.6%
Avon Capital Corp. (GTD by Avon Products, Inc.), 0.450%, 4-11-12 (B)	$4,000	3,999
PACCAR Financial Corp., 0.120%, 4-10-12 (B)	3,000	3,000

		6,999

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.131%, 4-2-12 (C)	762	762

TOTAL SHORT-TERM SECURITIES – 0.7%		$7,761
(Cost: $7,761)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,053,043
(Cost: $800,625)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		4,022

NET ASSETS – 100.0%		$1,057,065

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,045,282	$—	$—
Short-Term Securities	—	7,761	—
Total	$1,045,282	$7,761	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$800,625

Gross unrealized appreciation	256,959
Gross unrealized depreciation	(4,541)

Net unrealized appreciation	$252,418

SCHEDULE OF INVESTMENTS High Income (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.0%
Pinnacle Entertainment, Inc. (A)	13	$144

Food Retail – 0.4%
Roundy’s Supermarkets, Inc. (A)	91	972

Oil & Gas Storage & Transportation – 0.2%
Inergy, L.P.	33	539

Packaged Foods & Meats – 0.1%
Dole Food Company, Inc. (A)	16	162

Railroads – 0.1%
Kansas City Southern	5	387

Wireless Telecommunication Service – 0.1%
Clearwire Corporation, Class A (A)	198	451

TOTAL COMMON STOCKS – 0.9%		$2,655
(Cost: $2,697)

PREFERRED STOCKS
Consumer Finance – 0.2%
Ally Financial Inc., 8.500%	18	383
GMAC Capital Trust I, 8.125%	22	509

		892

Trucking – 0.1%
Swift Services Holdings, Inc., 6.000% Cumulative (B)	15	167

TOTAL PREFERRED STOCKS – 0.3%		$1,059
(Cost: $1,129)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (C)	1	$114

TOTAL WARRANTS – 0.0%		$114
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal

Aerospace & Defense – 0.8%
Acquisition Co., 10.000%, 6–1–17	$2,254	2,440

Agricultural Products – 0.7%
American Seafoods Group LLC, 10.750%, 5–15–16 (B)	1,163	1,061
ASG Consolidated LLC, 15.000%, 5–15–17 (B)(D)	1,495	1,070

		2,131

Alternative Carriers – 2.4%
Level 3 Communications, Inc., 11.875%, 2–1–19	3,465	3,949
Level 3 Financing, Inc.: 10.000%, 2–1–18	700	767
9.375%, 4–1–19	200	219
8.125%, 7–1–19 (B)	2,051	2,118
8.625%, 7–15–20 (B)	377	396

		7,449

Apparel Retail – 1.2%

Burlington Coat Factory Warehouse Corporation, 10.000%, 2–15–19	664	691
J.Crew Group, Inc., 8.125%, 3–1–19	2,443	2,485
Limited Brands, Inc., 5.625%, 2–15–22	336	339

		3,515

Apparel, Accessories & Luxury Goods – 0.8%
Liz Claiborne, Inc., 10.500%, 4–15–19 (B)	2,300	2,553

Asset Management & Custody Banks – 0.3%
Nexeo Solutions, LLC, 8.375%, 3–1–18 (B)	1,037	1,027

Auto Parts & Equipment – 4.4%
Affinia Group Inc.: 9.000%, 11–30–14	290	293
10.750%, 8–15–16 (B)	1,306	1,430
Exide Technologies, 8.625%, 2–1–18	807	676
Icahn Enterprises L.P., 8.000%, 1–15–18	277	288
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.: 7.750%, 1–15–16	980	1,014
8.000%, 1–15–18 (B)	3,736	3,885
IDQ Holdings, Inc., 11.500%, 4–1–17 (B)	1,491	1,528
Schaeffler Finance B.V.: 7.750%, 2–15–17 (B)	2,264	2,394
8.500%, 2–15–19 (B)	1,809	1,931

		13,439

Automotive Manufacturers – 0.5%
Chrysler Group LLC and CG: 8.000%, 6–15–19	475	477
8.250%, 6–15–21	988	998

		1,475

Automotive Retail – 2.3%
Asbury Automotive Group, Inc.: 7.625%, 3–15–17	1,351	1,400
8.375%, 11–15–20	2,142	2,308
Sonic Automotive, Inc., 9.000%, 3–15–18	2,940	3,183

		6,891

Banking – 0.1%
Ally Financial Inc., 5.500%, 2–15–17	325	325

Broadcast / Outdoor – 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20 (B)	60	58
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20 (B)	434	425
Harron Communications, L.P. and Harron Finance Corporation, 9.125%, 4–1–20 (B)	804	831
Univision Communications Inc., 6.875%, 5–15–19 (B)	522	529

		1,843

Broadcasting – 1.5%

Cumulus Media Inc., 7.750%, 5–1–19 (B)	3,645	3,445
Gray Television, Inc., 10.500%, 6–29–15	960	998

		4,443

Building Products – 1.1%
Ply Gem Holdings, Inc., 8.250%, 2–15–18	1,376	1,385
Ply Gem Industries, Inc., 8.250%, 2–15–18 (B)	2,042	1,901

		3,286

Cable & Satellite – 0.1%
Nara Cable Funding Limited, 8.875%, 12–1–18 (B)	321	305

Casinos & Gaming – 1.0%
MGM MIRAGE, 11.375%, 3–1–18	600	713
MGM Resorts International: 10.000%, 11–1–16	560	627
8.625%, 2–1–19 (B)	902	968
Peninsula Gaming, LLC, 10.750%, 8–15–17	617	682

		2,990

Chemicals – 0.3%
INEOS Finance plc, 8.375%, 2–15–19 (B)	525	555
LyondellBasell Industries N.V., 5.750%, 4–15–24 (B)	493	492

		1,047

Communications Equipment – 0.7%
Brightstar Corporation, 9.500%, 12–1–16 (B)	2,124	2,209

Construction & Engineering – 0.3%
J.M. Huber Corporation, 9.875%, 11–1–19 (B)	915	952

Construction & Farm Machinery & Heavy Trucks – 0.3%
ArvinMeritor, Inc., 10.625%, 3–15–18	751	807

Construction Materials – 1.7%
Cemex Finance LLC, 9.500%, 12–14–16 (B)	1,050	1,047
Cemex SAB de CV, 9.000%, 1–11–18 (B)	158	149
Headwaters Incorporated, 7.625%, 4–1–19	1,340	1,303
Headwaters Incorporated, Convertible, 2.500%, 2–1–14	875	801
Hillman Group, Inc. (The), 10.875%, 6–1–18	1,407	1,474

		4,774

Consumer Finance – 2.1%
Credit Acceptance Corporation, 9.125%, 2–1–17	910	983
SLM Corporation: 6.000%, 1–25–17	267	275
7.250%, 1–25–22	161	168
Speedy Cash Intermediate Holdings Corp., 10.750%, 5–15–18 (B)	1,368	1,416
TMX Finance LLC and TitleMax Finance Corporation: 13.250%, 7–15–15	538	595
WM Finance Corp., 11.500%, 10–1–18 (B)	959	1,026
WM Holdings Finance Corp., 13.750%, 10–1–19 (B)	1,495	1,514

		5,977

Data Processing & Outsourced Services – 0.6%

Alliance Data Systems Corporation, 6.375%, 4–1–20 (B)	1,879	1,912

Diversified Chemicals – 1.0%
Kinove German Bondco GmbH, 10.000%, 6–15–18 (B)(E)	EUR664	921
Styrolution Group GmbH, 7.625%, 5–15–16 (B)(E)	1,390	1,622
Taminco Global Chemical, 9.750%, 3–31–20 (B)	$528	549

		3,092

Diversified Metals & Mining – 1.5%
FMG Resources Pty Ltd.: 6.375%, 2–1–16	300	299
6.000%, 4–1–17 (B)	653	646
6.875%, 2–1–18	300	300
8.250%, 11–1–19 (B)	991	1,041
6.875%, 4–1–22 (B)	2,139	2,086

		4,372

Education Services – 4.1%
Laureate Education, Inc.: 11.000%, 8–15–15 (B)(F)	1,750	1,794
11.250%, 8–15–15 (B)(F)	7,228	7,480
12.750%, 8–15–17 (B)(F)	3,040	3,245

		12,519

Electrical Components & Equipment – 0.7%
WireCo WorldGroup Inc., 10.250%, 5–15–17	2,090	2,158

Electronic Equipment & Instruments – 2.5%
CDW LLC and CDW Finance Corporation: 12.535%, 10–12–17	3,990	4,334
8.500%, 4–1–19	2,341	2,487
8.500%, 4–1–19 (B)	485	515

		7,336

Electronic Manufacturing Services – 2.4%
Jabil Circuit, Inc.: 7.750%, 7–15–16	1,520	1,733
8.250%, 3–15–18	1,885	2,191
KEMET Corporation: 10.500%, 5–1–18 (B)	1,975	2,123
10.500%, 5–1–18	1,040	1,123

		7,170

Finance – 0.1%
Verisure Holding AB (publ), 8.750%, 9–1–18 (B)(E)	EUR155	212

Food Distributors – 1.7%
U.S. Foodservice, Inc., 8.500%, 6–30–19 (B)	$2,615	2,648
Viskase Companies, Inc., 9.875%, 1–15–18 (B)	2,225	2,353

		5,001

Forest Products – 0.8%
Ainsworth Lumber Co. Ltd., 11.000%, 7–29–15 (B)(D)	3,384	2,562

Gaming – 0.7%
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp., 5.375%, 3–15–22 (B)	2,139	2,086

Health Care Equipment – 0.9%
DJO Finance LLC and DJO Finance Corporation, 9.750%, 10–15–17	420	313
Immucor, Inc., 11.125%, 8–15–19	2,147	2,386

		2,699

Health Care Facilities – 1.7%
Acadia Healthcare Company, Inc., 12.875%, 11–1–18	1,558	1,659
INC Research, LLC,

11.500%, 7–15–19 (B)	375	366
Kindred Healthcare, Inc.,
8.250%, 6–1–19	756	659
Radiation Therapy Services, Inc.,
9.875%, 4–15–17	718	576
Tenet Healthcare Corporation,
6.875%, 11–15–31	2,303	1,969

		5,229

Health Care Facilities / Supplies – 0.6%
Chiron Merger Sub, Inc.,
12.500%, 11–1–19 (B)	811	762
Physio–Control International, Inc.,
9.875%, 1–15–19 (B)	1,080	1,134

		1,896

Health Care Services – 0.8%
Air Medical Group Holdings Inc.,
9.250%, 11–1–18 (B)	770	801
ExamWorks Group, Inc.,
9.000%, 7–15–19 (B)	599	596
OnCure Holdings, Inc.,
11.750%, 5–15–17	250	164
WP Rocket Merger Sub, Inc.,
10.125%, 7–15–19 (B)	830	780

		2,341

Health Care Technology – 1.8%
Emdeon, Inc.,
11.000%, 12–31–19 (B)	2,746	3,103
MedAssets, Inc.,
8.000%, 11–15–18	2,248	2,360

		5,463

Home Furnishings – 0.1%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (B)	340	336

Homebuilding – 0.2%
Taylor Morrison Communities, Inc. and Monarch Communities Inc.,
7.750%, 4–15–20 (B)	474	474

Household Products – 0.9%
Reynolds Group Holdings Limited:
9.000%, 4–15–19 (B)	1,880	1,852
9.875%, 8–15–19 (B)	255	261
8.250%, 2–15–21 (B)	280	263
Reynolds Group Issuer (Luxembourg) S.A., Reynolds Group Issuer LLC and Reynolds Group Issuer, Inc.,
9.875%, 8–15–19 (B)	404	413

		2,789

Human Resource & Employment Services – 0.2%
CDRT Merger Sub, Inc.,
8.125%, 6–1–19	690	709

Independent Power Producers & Energy Traders – 0.9%
NRG Energy, Inc.:
7.625%, 5–15–19	1,280	1,235
7.875%, 5–15–21	1,600	1,536

		2,771

Industrial Machinery – 1.4%
CPM Holdings, Inc.,
10.625%, 9–1–14 (F)	1,000	1,065
RBS Global, Inc. and Rexnord LLC,
11.750%, 8–1–16	2,525	2,677
Tempel Steel Company,
12.000%, 8–15–16 (B)	637	624

		4,366

Investment Banking & Brokerage – 1.2%
E*TRADE Financial Corporation:
7.875%, 12–1–15	481	489
6.750%, 6–1–16	780	798

12.500%, 11–30–17	700	815
GFI Group Inc.,
8.375%, 7–19–18	1,735	1,652

		3,754

IT Consulting & Other Services – 1.4%
iGATE Corporation,
9.000%, 5–1–16	2,744	2,981
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19 (B)	1,089	1,149

		4,130

Leisure Facilities – 0.8%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (B)	2,242	2,329

Metal & Glass Containers – 0.4%
Plastipak Holdings, Inc.,
10.625%, 8–15–19 (B)	1,070	1,220

Movies & Entertainment – 0.3%
AMC Entertainment Holdings, Inc.,
9.750%, 12–1–20	990	933

Multi–Line Insurance – 0.4%
American International Group, Inc.,
8.175%, 5–15–58	1,135	1,201

Oil & Gas Drilling – 0.6%
RDS Ultra–Deepwater Ltd,
11.875%, 3–15–17 (B)	1,560	1,724

Oil & Gas Equipment & Services – 2.1%
Forbes Energy Services Ltd.,
9.000%, 6–15–19	1,415	1,380
Global Geophysical Services, Inc.:
10.500%, 5–1–17	3,576	3,558
10.500%, 5–1–17 (B)	1,133	1,082
Thermon Industries, Inc.,
9.500%, 5–1–17	328	361

		6,381

Oil & Gas Refining & Marketing – 2.4%
Energy Partners Ltd.,
8.250%, 2–15–18	2,516	2,551
Offshore Group Investment Limited,
11.500%, 8–1–15	4,130	4,543
PetroBakken Energy Ltd.,
8.625%, 2–1–20 (B)	265	276

		7,370

Oil Services – 0.5%
Bill Barrett Corporation,
7.000%, 10–15–22	238	230
Linn Energy, LLC and Linn Energy Finance Corp.,
6.250%, 11–1–19 (B)	1,306	1,266

		1,496

Other Diversified Financial Services – 0.6%
Bank of America Corporation:
8.000%, 12–29–49 (F)	1,450	1,486
8.125%, 12–29–49 (F)	426	439

		1,925

Packaged Foods & Meats – 1.9%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)	1,996	2,035
9.625%, 3–15–18 (B)	2,175	1,974
JBS USA, LLC and JBS USA Finance, Inc.,
8.250%, 2–1–20 (B)	1,736	1,784

		5,793

Paper Products – 0.0%
Verso Paper Corp.,
8.750%, 2–1–19	142	78

Pharmaceuticals – 2.4%
Capsugel FinanceCo S.C.A.,

9.875%, 8–1–19 (B)(E)	EUR1,879	2,713
ConvaTec Healthcare E S.A.,
10.500%, 12–15–18 (B)	$630	647
Jaguar Holding Company II and Jaguar Merger Sub Inc.,
9.500%, 12–1–19 (B)	3,447	3,740

		7,100

Regional Banks – 0.8%
CIT Group, Inc.,
7.000%, 5–2–17 (B)	2,330	2,336

Restaurants – 4.7%
CKE Holdings, Inc.,
10.500%, 3–14–16 (B)(D)	6,881	7,053
Dave & Buster’s, Inc.,
0.000%, 2–15–16 (B)(G)	4,180	2,780
DineEquity, Inc.,
9.500%, 10–30–18	1,734	1,899
NPC International, Inc.,
10.500%, 1–15–20 (B)	2,438	2,657

		14,389

Retail Stores – 0.4%
Claire’s Stores, Inc.,
9.000%, 3–15–19 (B)	1,093	1,130

Security & Alarm Services – 0.4%
DynCorp International Inc.,
10.375%, 7–1–17	1,325	1,151

Semiconductor Equipment – 0.1%
Phototronics, Inc., Convertible,
3.250%, 4–1–16 (B)	170	172

Semiconductors – 0.6%
Freescale Semiconductor, Inc.,
8.050%, 2–1–20	1,302	1,309
Micron Technology, Inc., Convertible:
1.500%, 8–1–31 (B)	461	486
1.875%, 8–1–31 (B)	135	143

		1,938

Service – Other – 1.5%
Monitronics International, Inc.,
9.125%, 4–1–20 (B)	1,795	1,817
ServiceMaster Company, (The),
8.000%, 2–15–20 (B)	676	720
TransUnion LLC and TransUnion Financing Corporation,
9.625%, 6–15–18 (B)	1,870	1,969

		4,506

Specialized Consumer Services – 0.6%
B–Corp Merger Sub, Inc.,
8.250%, 6–1–19 (B)	1,635	1,684

Specialized Finance – 0.5%
International Lease Finance Corporation:
4.875%, 4–1–15	815	807
5.875%, 4–1–19	815	787

		1,594

Specialized REITs – 0.8%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	2,696	2,426

Steel – 0.5%
Ryerson Inc.,
12.000%, 11–1–15	750	769
Severstal Columbus LLC,
10.250%, 2–15–18	720	770

		1,539

Systems Software – 1.5%
Atlantis Merger Sub, Inc. and SoftBrands, Inc.,
11.500%, 7–15–18 (B)	3,296	3,642
Lawson Software, Inc.,
9.375%, 4–1–19 (B)	851	881

		4,523

Technology – 0.0%
Fidelity National Information Services, Inc.,
5.000%, 3–15–22 (B)	98	97

Technology Distributors – 1.1%
Sophia, L.P. and Sophia Finance, Inc.,
9.750%, 1–15–19 (B)	3,215	3,432

Thrifts & Mortgage Finance – 0.4%
Provident Funding Associates, L.P. and PFG Finance Corp.,
10.125%, 2–15–19 (B)	1,745	1,283

Transportation – Other – 0.1%
Rural/Metro Corporation,
10.125%, 7–15–19 (B)	259	239

Wireless – 0.2%
Eileme 1 AB (publ) Polkomtel S.A.,
14.250%, 8–15–20 (B)(D)	555	509

Wireless Telecommunication Service – 1.7%
Clearwire Communications LLC,
12.000%, 12–1–15 (B)	1,791	1,763
Clearwire Communications LLC and Clearwire Finance, Inc.,
14.750%, 12–1–16 (B)	81	89
Cricket Communications, Inc.,
7.750%, 10–15–20	695	683
Digicel Group Limited:
10.500%, 4–15–18 (B)	928	1,025
7.000%, 2–15–20 (B)	200	204
Sprint Nextel Corporation:
9.125%, 3–1–17 (B)	408	406
7.000%, 3–1–20 (B)	258	262
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (B)	685	675

		5,107

TOTAL CORPORATE DEBT SECURITIES – 79.7%		$240,860
(Cost: $235,595)

MUNICIPAL BONDS – TAXABLE

Arizona – 0.5%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.199%, 1–1–37 (F)	2,175	1,567

TOTAL MUNICIPAL BONDS – TAXABLE – 0.5%		$1,567
(Cost: $1,412)

SENIOR LOANS
Building Products – 1.3%
Goodman Global, Inc.,
9.000%, 10–28–17 (F)	3,783	3,846

Casinos & Gaming – 0.4%
Revel AC, Inc.,
9.000%, 2–17–17 (F)	350	345
Station Casinos LLC,
3.241%, 6–17–16 (F)	833	775

		1,120

Communications Equipment – 0.7%
Blue Coat Systems, Inc.:
7.500%, 2–8–18 (F)	1,622	1,612
11.500%, 8–8–18 (F)	634	634

		2,246

Diversified Real Estate Activities – 0.2%
EIG Investors, Corp.,
7.750%, 11–28–17 (F)	569	569

Diversified Support Services – 2.1%
Advantage Sales & Marketing, Inc.:
9.250%, 5–29–18 (F)	5,184	5,166
13.000%, 12–30–18 (F)	1,100	1,097
Applied Systems, Inc.,
9.250%, 6–8–17 (F)	215	213

		6,476

Environmental & Facilities Services – 0.3%
K2 Pure Solutions Nocal, L.P.,
10.000%, 9–10–15 (F)	998	988

Food Distributors – 0.6%
Fairway Group Acquisition Company,
7.500%, 3–3–17 (F)	1,926	1,897

Health Care Facilities – 0.7%
National Surgical Hospitals, Inc.:
0.000%, 2–3–17 (F)(G)	323	301
8.250%, 2–3–17 (F)	1,834	1,710

		2,011

Health Care Services – 0.8%
Quintiles Transnational Corp.,
7.500%, 2–22–17 (F)	2,443	2,442

Home Furnishings – 0.6%
Spring Windows Fashions, LLC,
11.250%, 5–31–18 (F)	1,800	1,752

Independent Power Producers & Energy Traders – 0.6%
Texas Competitive Electric Holdings Company, LLC,
4.743%, 10–10–17 (F)	3,291	1,825

Internet Software & Services – 1.1%
Nextag, Inc.,
7.000%, 1–28–16 (F)	1,268	1,218
Web.com Group, Inc.,
7.000%, 10–27–17 (F)	1,962	1,940

		3,158

IT Consulting & Other Services – 0.6%
Presidio, Inc.,
7.250%, 3–31–17 (F)	1,576	1,591
Vertafore, Inc.,
9.750%, 10–29–17 (F)	222	223

		1,814

Restaurants – 0.6%
Focus Brands, Inc.:
6.250%, 2–2–18 (F)	501	501
10.250%, 9–1–18 (F)	1,270	1,270

		1,771

Retail Stores – 1.2%
Claire’s Stores, Inc.,
0.000%, 5–19–14 (G)	4,030	3,826

Wireless Telecommunication Service – 0.7%
Asurion, LLC,
9.000%, 5–24–19 (F)	2,211	2,235

TOTAL SENIOR LOANS – 12.5%		$37,976
(Cost: $38,771)

SHORT–TERM SECURITIES

Commercial Paper – 4.3%
Clorox Co.,
0.330%, 4–16–12 (H)	4,550	4,549
Diageo Capital plc (GTD by Diageo plc),
0.440%, 4–23–12 (H)	3,000	2,999
Ecolab Inc.,
0.400%, 4–4–12 (H)	5,300	5,300

		12,848

Master Note – 0.4%
Toyota Motor Credit Corporation,
0.131%, 4–2–12 (I)	1,281	1,281

TOTAL SHORT–TERM SECURITIES – 4.7%		$14,129
(Cost: $14,129)

TOTAL INVESTMENT SECURITIES – 98.6%		$298,360
(Cost: $293,805)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		4,242

NET ASSETS – 100.0%		$302,602

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,655	$—	$—
Preferred Stocks	892	167	—
Warrants	—	—	114
Corporate Debt Securities	—	239,279	1,581
Municipal Bonds	—	1,567	—
Senior Loans	—	30,244	7,732
Short-Term Securities	—	14,129	—
Total	$3,547	$285,386	$9,427
Liabilities
Forward Foreign Currency Contracts	$—	$52	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants(1)	Corporate Debt Securities(2)	Senior Loans(3)
Beginning Balance 1–1–12	$—	$2,100	$4,951
Net realized gain (loss)	—	—	33
Net unrealized appreciation (depreciation)	23	45	580
Purchases	—	—	4,195
Sales	—	—	(6,042)
Transfers into Level 3 during the period	91	1,536	4,231
Transfers out of Level 3 during the period	—	(2,100)	(216)
Ending Balance 3–31–12	$114	$1,581	$7,732
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3–31–12	$23	$45	$75

Significant unobservable inputs were used to determine fair value:

(1) Equity Securities. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

(2) Corporate Bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

(3) Bank Loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following forward foreign currency contracts were outstanding at March 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	4,200	4–10–12	—	$52

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $142,934 or 47.2% of net assets.

(C)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR–Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at March 31, 2012.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$293,805

Gross unrealized appreciation	10,782
Gross unrealized depreciation	(6,227)

Net unrealized appreciation	$4,555

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Argentina – 1.1%
Arcos Dorados Holdings Inc.	354	$6,398

Australia – 10.1%
Asciano Limited	1,451	7,365
Brambles Limited	850	6,255
Myer Holdings Limited	2,608	6,322
Newcrest Mining Limited	266	8,192
Orica Limited	233	6,749
Telstra Corporation Limited	4,732	16,127
Toll Holdings Limited	1,209	7,351

		58,361

Brazil – 1.3%
Vivo Participacoes S.A., ADR	253	7,744

Canada – 1.1%
Potash Corporation of Saskatchewan Inc.	142	6,479

China – 6.4%
Baidu.com, Inc., ADR (A)	45	6,526
China Construction Bank Corporation	10,534	8,139
China Unicom Limited	4,500	7,626
SINA Corporation (A)	97	6,286
Spreadtrum Communications, Inc., ADR	254	4,196
ZTE Corporation, H Shares	1,551	4,175

		36,948

Denmark – 0.4%
PANDORA Holding A/S	105	1,217
PANDORA Holding A/S (B)	85	982

		2,199

France – 11.2%
Alstom	198	7,743
Cap Gemini S.A.	142	6,359
Compagnie Generale des Etablissements Michelin, Class B	85	6,304
Safran	176	6,482
Sanofi-Aventis	150	11,669
Schneider Electric S.A.	107	7,016
Total S.A.	375	19,102

		64,675

Germany – 5.9%
Bayer AG	213	14,990
DaimlerChrysler AG, Registered Shares	116	6,997
Dialog Semiconductor plc (A)	306	7,483
SAP Aktiengesellschaft	67	4,710

		34,180

Hong Kong – 1.7%
Cheung Kong (Holdings) Limited	780	10,074

India – 1.2%
Housing Development Finance Corporation Limited (A)(B)	520	6,872

Israel – 2.2%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	2,091	3,433
Teva Pharmaceutical Industries Limited, ADR	204	9,171

		12,604

Italy – 1.3%
Saipem S.p.A.	145	$7,475

Japan – 14.4%
Chiyoda Corporation	639	8,114
Honda Motor Co., Ltd.	174	6,600
Hoya Corporation	359	8,061
KONAMI Corporation	165	4,671
Mitsubishi Corporation	439	10,188
Mitsubishi Electric Corporation	964	8,525
Mitsui Fudosan Co., Ltd.	464	8,874
Nissin Kogyo Co., Ltd.	570	9,302
Softbank Corp.	372	10,986
Suzuki Motor Corporation	348	8,303

		83,624

Mexico – 1.3%
America Movil, S.A. de C.V.	313	7,764

Netherlands – 5.0%
Fugro N.V.	150	10,710
ING Groep N.V., Certicaaten Van Aandelen (A)	711	5,924
Koninklijke Ahold N.V.	908	12,581

		29,215

Norway – 1.4%
Telenor ASA	433	8,028

Singapore – 2.6%
Singapore Telecommunications Limited	2,862	7,172
United Overseas Bank Limited	558	8,145

		15,317

Spain – 0.8%
Banco Bilbao Vizcaya Argentaria, S.A.	612	4,872

Sweden – 1.3%
Investor AB, B Shares	330	7,318

Switzerland – 3.9%
Credit Suisse Group AG, Registered Shares	357	10,185
Swiss Re Ltd	110	7,003
TEMENOS Group AG (A)	294	5,432

		22,620

Taiwan – 2.3%
Advanced Semiconductor Engineering, Inc.	7,301	7,347
Unimicron Technology Corp.	4,809	5,963

		13,310

United Kingdom – 18.5%
AMEC plc	321	5,696
Barclays plc	3,016	11,348
Barclays plc (B)	211	793
GlaxoSmithKline plc	321	7,171
HSBC Holdings plc	751	6,664
Invensys plc, ADR	2,054	6,536
National Grid plc	615	6,197
Prudential plc	735	8,784
Royal Dutch Shell plc, Class A	342	11,958
Unilever plc	420	13,867
Vodafone Group plc	2,198	6,055

WPP Group plc	923	12,612
Xstrata plc	564	9,629

		107,310

United States – 1.7%
InBev NV	133	9,692

TOTAL COMMON STOCKS – 97.1%		$563,079
(Cost: $562,274)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 0.7%
Wisconsin Electric Power Co., 0.150%, 4–2–12 (C)	$4,104	4,104

Master Note – 0.6%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (D)	3,235	3,235

TOTAL SHORT-TERM SECURITIES – 1.3%		$7,339
(Cost: $7,339)

TOTAL INVESTMENT SECURITIES – 98.4%		$570,418
(Cost: $569,613)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		9,431

NET ASSETS – 100.0%		$579,849

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$65,036	$—	$—
Consumer Staples	36,141	—	—
Energy	54,941	—	—
Financials	104,996	—	—
Health Care	43,001	—	—
Industrials	75,575	—	—
Information Technology	71,210	—	—
Materials	31,049	—	—
Telecommunication Services	74,933	—	—
Utilities	6,197	—	—
Total Common Stocks	$563,079	$—	$—
Short-Term Securities	—	7,339	—
Total	$563,079	$7,339	$—
Forward Foreign Currency Contracts	$—	$4,269	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following forward foreign currency contracts were outstanding at March 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Goldman Sachs International	4,310,000	2-7-13	$4,269	—

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $8,647 or 1.5% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$569,613
Gross unrealized appreciation	37,862
Gross unrealized depreciation	(37,057)
Net unrealized appreciation	$805

SCHEDULE OF INVESTMENTS International Growth (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Argentina – 0.7%
Arcos Dorados Holdings Inc.	112	$2,032

Australia – 5.9%
Coca-Cola Amatil Limited	271	3,504
David Jones Limited	1,182	2,951
Orica Limited	125	3,635
Telstra Corporation Limited	2,223	7,577

		17,667

Canada – 1.0%
Canadian Natural Resources Limited	92	3,033

China – 3.9%
China Unicom Limited	2,638	4,471
Sands China Ltd.	418	1,632
SINA Corporation (A)	34	2,210
Tingyi Holding Corp.	1,228	3,550

		11,863

France – 11.4%
Danone	80	5,591
European Aeronautic Defence and Space Company EADSN.V.	41	1,698
LVMH Moet Hennessy – Louis Vuitton	28	4,753
Pinault-Printemps-Redoute S.A.	27	4,582
Safran	156	5,738
Sanofi-Aventis	60	4,690
Vinci	142	7,384

		34,436

Germany – 10.9%
adidas AG	93	7,274
Bayer AG	90	6,340
Fresenius SE & Co. KGaA	74	7,602
Linde AG	34	6,062
MTU Aero Engines Holding AG	60	4,820
SAP Aktiengesellschaft	12	811

		32,909

Hong Kong – 1.6%
Yue Yuen Industrial (Holdings) Limited	1,412	4,953

India – 2.6%
Housing Development Finance Corporation Limited (A)(B)	322	4,254
Infrastructure Development Finance Company Limited	597	1,582
Infrastructure Development Finance Company Limited (B)	346	916
Larsen & Toubro Limited	43	1,105

		7,857

Israel – 1.5%
Teva Pharmaceutical Industries Limited, ADR	102	4,574

Italy – 1.9%
Saipem S.p.A.	108	5,604

Japan – 10.8%
Canon Inc.	69	3,260
JGC Corporation	159	4,927
KONAMI Corporation	94	2,651

Mitsubishi Corporation	219	5,068
Mitsubishi Electric Corporation	312	2,759
Mitsui & Co., Ltd.	282	4,621
NEXON Co., Ltd. (A)(B)	142	2,477
Nissin Kogyo Co., Ltd.	230	3,761
ORIX Corporation	30	2,897

		32,421

Luxembourg – 1.7%
Tenaris S.A.	271	5,164

Mexico – 1.6%
Grupo Modelo, S.A.B. de C.V., Series C	692	4,853

Netherlands – 1.2%
ASML Holding N.V., Ordinary Shares	70	3,510

Norway – 1.7%
Seadrill Limited	134	5,009

Sweden – 2.1%
AB Volvo, Class B	206	3,003
Telefonaktiebolaget LM Ericsson, B Shares	316	3,275

		6,278

Switzerland – 3.9%
ABB Ltd	259	5,313
Credit Suisse Group AG, Registered Shares	95	2,696
Swatch Group Ltd (The), Bearer Shares	8	3,811

		11,820

United Kingdom – 13.6%
ARM Holdings plc, ADR	77	2,169
Barclays plc	1,356	5,103
British American Tobacco plc	90	4,535
Diageo plc	304	7,305
Experian plc	388	6,045
GlaxoSmithKline plc	262	5,848
Prudential plc	294	3,516
Rio Tinto plc	54	2,973
Xstrata plc	188	3,208

		40,702

United States – 11.5%
Apple Inc. (A)	27	16,263
Cognizant Technology Solutions Corporation, Class A (A)	40	3,077
InBev NV	79	5,764
QUALCOMM Incorporated	75	5,076
Schlumberger Limited	64	4,486

		34,666

TOTAL COMMON STOCKS – 89.5%		$269,351
(Cost: $245,244)

PREFERRED STOCKS
Germany – 1.8%
Volkswagen AG, 2.260%	31	5,515

TOTAL PREFERRED STOCKS – 1.8%		$5,515
(Cost: $6,049)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.0%
Prudential Funding LLC,
0.110%, 4–2–12 (C)	$5,131	5,131
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.150%, 5–21–12 (C)	4,000	3,999

		9,130

Master Note – 1.3%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (D)	3,902	3,902

Municipal Obligations – Taxable – 1.7%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.), 0.160%, 4–4–12 (D)	1,328	1,328
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.180%, 4–2–12 (D)	3,831	3,831

		5,159

TOTAL SHORT-TERM SECURITIES – 6.0%		$18,191
(Cost: $18,191)

TOTAL INVESTMENT SECURITIES – 97.3%		$293,057
(Cost: $269,484)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.7%		8,074

NET ASSETS – 100.0%		$301,131

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$35,747	$—	$—
Consumer Staples	35,102	—	—
Energy	23,296	—	—
Financials	20,964	—	—
Health Care	29,055	—	—
Industrials	52,483	—	—
Information Technology	44,779	—	—
Materials	15,878	—	—
Telecommunication Services	12,047	—	—
Total Common Stocks	$269,351	$—	$—
Preferred Stocks	5,515	—	—
Short-Term Securities	—	18,191	—
Total	$274,866	$18,191	$—
Forward Foreign Currency Contracts	$—	$2,158	$—
Liabilities
Forward Foreign Currency Contracts	—	361	—
Swap Agreements	$—	$59	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following forward foreign currency contracts were outstanding at March 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	15,950	4-13-12	—	$361
Sell	Japanese Yen	Goldman Sachs International	2,178,000	2-7-13	$2,158	—
					$2,158	$361

The following total return swap agreements were outstanding at March 31, 2012:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$2,549	Ping An Insurance (Group) Company of China, Ltd.	10-22-12	USD LIBOR + 0.700%	$(59)

#	The Portfolio pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Portfolio will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $7,647 or 2.5% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$269,484

Gross unrealized appreciation	34,099
Gross unrealized depreciation	(10,526)

Net unrealized appreciation	$23,573

SCHEDULE OF INVESTMENTS
Limited-Term Bond (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.8%
Bombardier Inc., 7.500%, 3–15–18 (A)	$2,000	$2,200
Raytheon Company, 1.400%, 12–15–14	2,575	2,617

		4,817

Air Freight & Logistics – 0.6%
FedEx Corporation, 7.375%, 1–15–14	1,500	1,657

Apparel Retail – 0.9%
Limited Brands, Inc., 8.500%, 6–15–19	2,000	2,365

Banking – 0.8%
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	2,000	2,013

Brewers – 1.6%
Anheuser-Busch InBev Worldwide Inc., 4.125%, 1–15–15	1,000	1,084
SABMiller Holdings Inc., 1.850%, 1–15–15 (A)	3,000	3,040

		4,124

Broadcasting – 1.2%
CBS Corporation, 8.200%, 5–15–14	2,200	2,510
NBC Universal, Inc., 3.650%, 4–30–15	600	640

		3,150

Cable & Satellite – 3.1%
Comcast Corporation, 4.950%, 6–15–16	2,000	2,247
DIRECTV Holdings LLC, 2.400%, 3–15–17 (A)	2,000	1,982
DIRECTV Holdings LLC and DIRECTV Financing Co., 7.625%, 5–15–16	2,000	2,095
Time Warner Cable Inc., 3.500%, 2–1–15	2,000	2,118

		8,442

Computer & Electronics Retail – 0.4%
Best Buy Co., Inc., 6.750%, 7–15–13	1,000	1,061

Construction & Farm Machinery & Heavy Trucks – 0.8%
Caterpillar Inc., 1.375%, 5–27–14	2,000	2,032

Consumer Finance – 2.9%
American Express Company, 7.250%, 5–20–14	1,000	1,126
American Express Credit Corporation, 2.750%, 9–15–15	2,000	2,074
Capital One Financial Corporation, 2.125%, 7–15–14	1,500	1,508
Ford Motor Credit Company LLC, 3.875%, 1–15–15	2,000	2,020
USAA Capital Corporation, 1.050%, 9–30–14 (A)	1,000	991

		7,719

Data Processing & Outsourced Services – 1.4%
Fidelity National Financial, Inc., 6.600%, 5–15–17	2,000	2,117

Western Union Company (The), 6.500%, 2–26–14	1,500	1,639

		3,756

Distillers & Vintners – 0.7%
Diageo Capital plc, 5.750%, 10–23–17	1,500	1,802

Diversified Banks – 4.3%
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	2,000	2,023
Bank of Nova Scotia (The), 2.375%, 12–17–13	1,500	1,543
Barclays Bank plc, 2.375%, 1–13–14	1,500	1,511
HSBC Bank plc, 3.100%, 5–24–16 (A)	2,000	2,037
U.S. Bancorp, 2.200%, 11–15–16	2,000	2,039
Wells Fargo & Company, 3.676%, 6–15–16 (B)	2,000	2,136

		11,289

Diversified Chemicals – 1.6%
Dow Chemical Company (The), 5.900%, 2–15–15	2,000	2,252
E.I. du Pont de Nemours and Company, 2.750%, 4–1–16	2,000	2,114

		4,366

Diversified Metals & Mining – 2.0%
BHP Billiton Finance (USA) Limited, 7.250%, 3–1–16	1,000	1,204
BHP Billiton plc and BHP Billiton Limited, 5.250%, 12–15–15	2,000	2,295
Rio Tinto Finance (USA) Limited, 2.250%, 9–20–16	1,500	1,542

		5,041

Drug Retail – 0.7%
CVS Caremark Corporation, 3.250%, 5–18–15	1,675	1,775

Electric Utilities – 3.1%
Carolina Power & Light Company, 5.125%, 9–15–13	2,000	2,129
Great Plains Energy Incorporated, 2.750%, 8–15–13	2,000	2,034
National Rural Utilities Cooperative Finance Corporation: 1.125%, 11–1–13	1,000	1,007
1.900%, 11–1–15	1,000	1,024
Oncor Electric Delivery Company LLC: 6.375%, 5–1–12	1,000	1,004
5.950%, 9–1–13	1,000	1,065

		8,263

Electronic Manufacturing Services – 0.9%
Jabil Circuit, Inc., 7.750%, 7–15–16	2,000	2,280

Environmental & Facilities Services – 2.5%
Allied Waste North America, Inc., 6.875%, 6–1–17	2,000	2,088
Waste Management, Inc.: 6.375%, 11–15–12	2,050	2,119
6.100%, 3–15–18	2,000	2,369

		6,576

Health Care Equipment – 0.8%
Stryker Corporation, 2.000%, 9–30–16	2,000	2,050

Health Care Services – 1.5%
Medco Health Solutions, Inc., 2.750%, 9–15–15	2,000	2,056
Quest Diagnostics Incorporated, 3.200%, 4–1–16	2,000	2,095

		4,151

Health Care Supplies – 0.4%
DENTSPLY International Inc., 2.750%, 8–15–16	1,000	1,005

Independent Finance – 0.7%
Volkswagen International Finance N.V., 1.625%, 3–22–15 (A)	1,894	1,894

Industrial Conglomerates – 1.2%
General Electric Capital Corporation, 2.950%, 5–9–16	3,000	3,129

Industrial Machinery – 0.2%
Illinois Tool Works Inc., 5.150%, 4–1–14	540	586

Integrated Telecommunication Services – 1.7%
AT&T Inc., 2.400%, 8–15–16	1,000	1,033
Deutsche Telekom International Finance B.V., 4.875%, 7–8–14	1,000	1,071
Verizon Communications Inc., 3.000%, 4–1–16	2,250	2,379

		4,483

Investment Banking & Brokerage – 1.7%
Goldman Sachs Group, Inc. (The), 3.625%, 2–7–16	2,000	1,999
Morgan Stanley, 4.100%, 1–26–15	2,500	2,509

		4,508

Leisure Products – 0.6%
Mattel, Inc., 2.500%, 11–1–16	1,500	1,534

Life & Health Insurance – 1.0%
MetLife Global Funding I, 2.500%, 9–29–15 (A)	1,500	1,545
Prudential Financial, Inc., 4.750%, 9–17–15	1,000	1,086

		2,631

Movies & Entertainment – 0.7%
Viacom Inc., 4.375%, 9–15–14	1,600	1,725

Office Electronics – 0.8%
Xerox Corporation, 2.950%, 3–15–17	2,000	2,020

Oil & Gas Equipment & Services – 0.8%
Schlumberger S.A. (GTD by Schlumberger Limited), 1.950%, 9–14–16 (A)	2,000	2,023

Oil & Gas Exploration & Production – 1.6%
EOG Resources, Inc., 2.500%, 2–1–16	2,000	2,064
Petrohawk Energy Corporation, 7.250%, 8–15–18	2,000	2,288

		4,352

Oil & Gas Storage & Transportation – 1.4%
DCP Midstream Operating, LP, 3.250%, 10–1–15	1,500	1,505
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	2,000	2,206

		3,711

Other Diversified Financial Services – 2.9%
Bank of America Corporation, 3.625%, 3–17–16	2,000	1,996
ING Bank NV, 2.375%, 6–9–14 (A)	2,500	2,482
JPMorgan Chase & Co., 3.150%, 7–5–16	3,000	3,092

		7,570

Packaged Foods & Meats – 1.5%
General Mills, Inc., 5.250%, 8–15–13	2,000	2,122
Kraft Foods Inc., 4.125%, 2–9–16	2,000	2,174

		4,296

Pharmaceuticals – 0.5%
Roche Holdings Ltd, 5.000%, 3–1–14 (A)	1,270	1,369

Property & Casualty Insurance – 0.8%
Berkshire Hathaway Inc., 2.200%, 8–15–16	2,000	2,071

Regional Banks – 0.8%
PNC Funding Corp, 4.250%, 9–21–15	2,000	2,184

Restaurants – 0.2%
YUM! Brands, Inc., 4.250%, 9–15–15	555	602

Semiconductors – 0.6%
Broadcom Corporation, 1.500%, 11–1–13	1,669	1,688

Specialty Chemicals – 0.8%
Lubrizol Corporation (The), 5.500%, 10–1–14	2,000	2,216

Systems Software – 1.0%
CA, Inc., 6.125%, 12–1–14	2,494	2,753

Wireless Telecommunication Service – 2.0%
America Movil, S.A.B. de C.V.: 3.625%, 3–30–15	2,000	2,115
2.375%, 9–8–16	1,000	1,012
American Tower Corporation: 4.625%, 4–1–15	1,000	1,065
5.900%, 11–1–21	1,000	1,102

		5,294

TOTAL CORPORATE DEBT SECURITIES – 57.5%		$152,373
(Cost: $149,495)

MUNICIPAL BONDS – TAXABLE

Arizona – 1.1%
Tucson Unif Sch Dist No. 1 of Pima Cnty, AZ, Rfdg Bonds, Ser 2011, 1.546%, 7–1–14	2,745	2,757

Massachusetts – 0.6%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C, 5.260%, 10–1–18	1,250	1,491

North Carolina – 0.5%
Charlotte-Mecklenburg Hosp Auth, Spl Oblig Bonds, Ser 2003, 5.000%, 8–1–13	1,360	1,384

Rhode Island – 0.8%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A, 5.050%, 10–1–14	2,000	2,206

TOTAL MUNICIPAL BONDS – TAXABLE – 3.0%		$7,838
(Cost: $7,677)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 7.1%
Federal Home Loan Bank,
1.750%, 9–11–15	2,000	2,063
Federal National Mortgage Association:
2.375%, 7–28–15	2,000	2,109
2.000%, 12–30–15	1,000	1,045
2.125%, 10–26–18	3,000	3,027
3.000%, 11–14–18	3,000	3,101
Freddie Mac:
2.000%, 11–14–17	3,000	3,012
5.400%, 3–17–21	4,000	4,673

		19,030

Mortgage-Backed Obligations – 17.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
2.500%, 12–15–41	3,000	3,072
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–20	1,151	1,235
3.500%, 11–1–20	3,283	3,456
3.000%, 11–1–21	2,842	2,974
5.500%, 12–1–24	2,714	2,941
Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 3–15–25	1,673	1,740
4.000%, 5–25–39	981	1,035
3.000%, 11–25–39	1,493	1,546
4.000%, 11–25–39	2,392	2,499
4.750%, 12–15–40	2,162	2,222
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 8–1–18	2,639	2,817
5.000%, 12–1–19	822	891
5.500%, 10–1–21	2,908	3,178
5.500%, 11–1–22	1,103	1,205
5.000%, 4–1–24	845	926
4.000%, 12–1–31	5,882	6,242
5.000%, 9–1–33	1,579	1,710
Government National Mortgage Association Agency REMIC/CMO:
4.000%, 10–16–32	2,367	2,461
2.000%, 3–16–42	3,000	3,027

		45,177

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 24.2%		$64,207
(Cost: $63,405)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 6.2%
United States Treasury Notes:
1.750%, 5–31–16	6,000	6,224
1.500%, 7–31–16	5,000	5,129
1.500%, 8–31–18	5,000	5,011

		16,364

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.2%		$16,364
(Cost: $16,099)

SHORT-TERM SECURITIES
Commercial Paper – 4.6%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.120%, 4–18–12 (C)	5,000	5,000

Citigroup Funding Inc.,
0.290%, 4–11–12 (C)	3,000	3,000
Corporacion Andina de Fomento,
0.270%, 4–19–12 (C)	4,000	3,999

		11,999

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.131%, 4–2–12 (D)	231	231

Municipal Obligations – Taxable – 4.2%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser D (GTD by Chevron Corporation),
0.190%, 4–2–12 (D)	4,000	4,000
The Pub Bldg Auth of Montgomery Cnty, TN, Adj Rate Pooled Fin Rev Bonds (TN Cnty Loan Pool), Ser 2008 (GTD by Bank of America, N.A.),
0.300%, 4–2–12 (D)	7,275	7,275

		11,275

TOTAL SHORT-TERM SECURITIES – 8.9%		$23,505
(Cost: $23,505)

TOTAL INVESTMENT SECURITIES – 99.8%		$264,287
(Cost: $260,181)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		526

NET ASSETS – 100.0%		$264,813

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$150,278	$2,095
Municipal Bonds	—	7,838	—
United States Government Agency Obligations	—	64,207	—
United States Government Obligations	—	16,364	—
Short-Term Securities	—	23,505	—
Total	$—	$262,192	$2,095

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $19,563 or 7.4% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(C)	Rate shown is the yield to maturity at March 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$260,181
Gross unrealized appreciation	4,292
Gross unrealized depreciation	(186)
Net unrealized appreciation	$4,106

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.0%
Pacer International, Inc. (A)	85	$534

Apparel Retail – 3.3%
bebe stores, inc.	56	518
Body Central Corp. (A)	20	589
Francesca’s Holdings Corporation (A)	21	670

		1,777

Apparel, Accessories & Luxury Goods – 1.2%
Movado Group, Inc.	27	658

Application Software – 4.4%
Callidus Software Inc. (A)	121	947
Kenexa Corporation (A)	21	650
RealPage, Inc. (A)	14	276
Tangoe, Inc. (A)	28	527

		2,400

Asset Management & Custody Banks – 0.6%
Internet Capital Group, Inc. (A)	38	340

Auto Parts & Equipment – 1.2%
Amerigon Incorporated (A)	39	628

Automotive Retail – 0.8%
America’s Car-Mart, Inc. (A)	9	413

Biotechnology – 4.2%
Achillion Pharmaceuticals, Inc. (A)	78	749
ArQule, Inc. (A)	28	197
Clovis Oncology, Inc. (A)	20	506
NewLink Genetics Corporation (A)	33	298
SciClone Pharmaceuticals, Inc. (A)	87	551

		2,301

Casinos & Gaming – 0.9%
Multimedia Games Holding Company, Inc. (A)	47	514

Commercial Printing – 1.2%
InnerWorkings, Inc. (A)	56	655

Communications Equipment – 3.3%
Ixia (A)	33	415
Procera Networks, Inc. (A)	61	1,355

		1,770

Computer Storage & Peripherals – 3.3%
Datalink Corporation (A)	27	260
OCZ Technology Group, Inc. (A)	126	876
SimpleTech, Inc. (A)	26	244
Xyratex Ltd	26	418

		1,798

Construction & Farm Machinery & Heavy Trucks – 2.1%
Commercial Vehicle Group, Inc. (A)	32	396
Wabash National Corporation (A)	71	730

		1,126

Consumer Electronics – 0.9%
SGOCO Technology Ltd. (A)	16	12
Skullcandy, Inc. (A)	29	456

		468

Consumer Finance – 1.5%
NetSpend Holdings, Inc. (A)	47	$362
Regional Management Corp. (A)	25	419

		781

Electronic Equipment & Instruments – 1.7%
FARO Technologies, Inc. (A)	16	933

Electronic Manufacturing Services – 1.2%
Fabrinet (A)	21	372
Maxwell Technologies, Inc. (A)	14	260

		632

Fertilizers & Agricultural Chemicals – 1.1%
American Vanguard Corporation	26	570

Food Distributors – 1.1%
Chefs’ Warehouse Holdings, LLC (The) (A)	26	595

General Merchandise Stores – 1.4%
Gordmans Stores, Inc. (A)	34	745

Health Care Equipment – 2.1%
ABIOMED, Inc. (A)	32	706
Rockwell Medical Technologies, Inc. (A)	46	434

		1,140

Health Care Supplies – 6.2%
Quidel Corporation (A)	58	1,071
Rochester Medical Corporation (A)	20	196
Spectranetics Corporation (The) (A)	107	1,116
STAAR Surgical Company (A)	49	535
Synergetics USA, Inc. (A)	70	454

		3,372

Health Care Technology – 2.6%
Greenway Medical Technologies, Inc. (A)	18	269
HealthStream, Inc. (A)	33	758
Vocera Communications, Inc. (A)	16	365

		1,392

Homefurnishing Retail – 0.9%
Kirkland’s, Inc. (A)	32	515

Human Resource & Employment Services – 1.8%
On Assignment, Inc. (A)	56	982

Internet Software & Services – 12.6%
Active Network, Inc., (The) (A)	25	414
Bazaarvoice, Inc. (A)	6	115
Boingo Wireless, Inc. (A)	28	336
Brightcove Inc. (A)	18	436
Envestnet, Inc. (A)	37	466
Keynote Systems, Inc.	27	524
Liquidity Services, Inc. (A)	16	712
Responsys, Inc. (A)	29	342
SciQuest, Inc. (A)	28	431
SPS Commerce, Inc. (A)	37	990
Velti plc (A)	51	694
Vocus, Inc. (A)	23	307
Web.com Group, Inc. (A)	31	450
Zillow, Inc. (A)	17	594

		6,811

IT Consulting & Other Services – 1.3%
InterXion Holding N.V. (A)	17	311
Virtusa Corporation (A)	22	373

		684

Leisure Facilities – 0.7%
Town Sports International Holdings, Inc. (A)	32	399

Leisure Products – 1.7%
Arctic Cat Inc. (A)	14	596
Black Diamond, Inc. (A)	37	344

		940

Managed Health Care – 1.1%
Molina Healthcare, Inc. (A)	17	587

Movies & Entertainment – 1.9%
Digital Domain Media Group, Inc. (A)	36	203
Rentrak Corporation (A)	36	822

		1,025

Oil & Gas Drilling – 1.0%
Pioneer Drilling Company (A)	61	538

Oil & Gas Equipment & Services – 2.6%
Basic Energy Services, Inc. (A)	36	616
Natural Gas Services Group, Inc. (A)	20	268
RigNet, Inc. (A)	32	564

		1,448

Oil & Gas Exploration & Production – 1.9%
Callon Petroleum Company (A)	110	690
Triangle Petroleum Corporation (A)	48	331

		1,021

Pharmaceuticals – 2.8%
NuPathe Inc. (A)	37	137
Obagi Medical Products, Inc. (A)	54	722
Pacira Pharmaceuticals, Inc. (A)	56	640

		1,499

Railroads – 1.0%
RailAmerica, Inc. (A)	25	545

Research & Consulting Services – 1.3%
Mistras Group, Inc. (A)	27	636
RPX Corporation (A)	4	59

		695

Restaurants – 2.5%
Bravo Brio Restaurant Group, Inc. (A)	19	381
Caribou Coffee Company, Inc. (A)	25	460
Red Robin Gourmet Burgers, Inc. (A)	14	536

		1,377

Semiconductor Equipment – 1.8%
CVD Equipment Corporation (A)	29	390
Nanometrics Incorporated (A)	33	606

		996

Semiconductors – 3.3%
BCD Semiconductor Manufacturing Limited, ADR (A)	34	196
Diodes Incorporated (A)	13	311
Entropic Communications, Inc. (A)	43	251
Inphi Corporation (A)	13	177
Mellanox Technologies, Ltd. (A)	12	506
RDA Microelectronics, Inc., ADR (A)	32	348

		1,789

Specialty Chemicals – 1.1%
ADA-ES, Inc. (A)	26	623

Systems Software – 2.2%
Allot Communications Ltd. (A)	22	516
Imperva, Inc. (A)	7	290
OPNET Technologies, Inc.	13	383

		1,189

Trading Companies & Distributors – 2.9%
CAI International, Inc. (A)	14	258
DXP Enterprises, Inc. (A)	30	1,292

		1,550

Trucking – 4.0%
Celadon Group, Inc.	50	776
Marten Transport, Ltd.	30	655
Roadrunner Transportation Systems, Inc. (A)	29	500
Vitran Corporation Inc., Class A (A)	38	299

		2,230

TOTAL COMMON STOCKS – 97.7%		$52,985
(Cost: $40,735)

SHORT-TERM SECURITIES	Principal
Master Note – 3.6%
Toyota Motor Credit Corporation, 0.131%, 4-2-12 (B)	$1,953	1,953

TOTAL SHORT-TERM SECURITIES – 3.6%		$1,953
(Cost: $1,953)

TOTAL INVESTMENT SECURITIES – 101.3%		$54,938
(Cost: $42,688)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3%)		(711)

NET ASSETS – 100.0%		$54,227

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$52,985	$—	$—
Short-Term Securities	—	1,953	—
Total	$52,985	$1,953	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$42,688
Gross unrealized appreciation	13,624
Gross unrealized depreciation	(1,374)
Net unrealized appreciation	$12,250

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares		Value

Air Freight & Logistics – 1.6%
Expeditors International of Washington, Inc.	70		$3,235

Apparel, Accessories & Luxury Goods – 3.6%
Burberry Group plc (A)	92		2,200
Michael Kors Holdings Limited (B)	34		1,584
Under Armour, Inc., Class A (B)	4		348
Vera Bradley, Inc. (B)	45		1,366
Warnaco Group, Inc. (The) (B)	33		1,916

			7,414

Application Software – 3.9%
ANSYS, Inc. (B)	51		3,323
Solera Holdings, Inc.	76		3,471
Ultimate Software Group, Inc. (The) (B)	16		1,143

			7,937

Asset Management & Custody Banks – 1.8%
Northern Trust Corporation	78		3,689

Auto Parts & Equipment – 1.8%
BorgWarner Inc. (B)	43		3,618

Automotive Retail – 3.3%
CarMax, Inc. (B)	193		6,693

Brewers – 1.0%
Boston Beer Company, Inc. (The), Class A (B)	20		2,093

Building Products – 0.0%
Fortune Brands Home & Security, Inc. (B)	—	*	4

Communications Equipment – 4.6%
Acme Packet, Inc. (B)	70		1,917
Aruba Networks, Inc. (B)	136		3,020
F5 Networks, Inc. (B)	18		2,436
Riverbed Technology, Inc. (B)	74		2,081

			9,454

Construction Materials – 1.2%
Martin Marietta Materials, Inc.	30		2,543

Consumer Electronics – 3.1%
Harman International Industries, Incorporated	98		4,590
Skullcandy, Inc. (B)	113		1,781

			6,371

Data Processing & Outsourced Services – 2.9%
Fiserv, Inc. (B)	65		4,531
Vantiv, Inc., Class A (B)	75		1,468

			5,999

Department Stores – 1.0%
Nordstrom, Inc.	37		2,081

Distillers & Vintners – 1.3%
Brown-Forman Corporation, Class B	31		2,608

Electrical Components & Equipment – 3.8%
Acuity Brands, Inc.	37		2,353
Polypore International, Inc. (B)	84		2,964
Roper Industries, Inc.	26		2,548

			7,865

Electronic Manufacturing Services – 2.8%
Trimble Navigation Limited (B)	105	5,733

Food Retail – 1.4%
Whole Foods Market, Inc.	35	2,950

Health Care Distributors – 2.0%
Henry Schein, Inc. (B)	53	4,030

Health Care Equipment – 7.4%
Gen-Probe Incorporated (B)	61	4,024
IDEXX Laboratories, Inc. (B)	30	2,637
Intuitive Surgical, Inc. (B)	5	2,519
Varian Medical Systems, Inc. (B)	89	6,116

		15,296

Health Care Services – 0.8%
Accretive Health, Inc. (B)	80	1,599

Hotels, Resorts & Cruise Lines – 3.2%
Orient-Express Hotels Ltd. (B)	50	511
Wyndham Worldwide Corporation	131	6,086

		6,597

Industrial Machinery – 4.9%
Donaldson Company, Inc.	49	1,736
IDEX Corporation	98	4,117
Pall Corporation	69	4,121

		9,974

Insurance Brokers – 1.0%
Arthur J. Gallagher & Co.	55	1,955

Internet Retail – 1.0%
Netflix, Inc. (B)	18	2,025

Internet Software & Services – 1.3%
DealerTrack Holdings, Inc. (B)	88	2,652

Investment Banking & Brokerage – 1.7%
Greenhill & Co., Inc.	79	3,443

IT Consulting & Other Services – 2.2%
Teradata Corporation (B)	67	4,580

Life Sciences Tools & Services – 2.0%
Agilent Technologies, Inc.	46	2,030
Mettler-Toledo International Inc. (B)	11	2,060

		4,090

Oil & Gas Drilling – 1.1%
Patterson-UTI Energy, Inc.	126	2,177

Oil & Gas Equipment & Services – 2.3%
Dresser-Rand Group Inc. (B)	54	2,519
Dril-Quip, Inc. (B)	32	2,103

		4,622

Oil & Gas Exploration & Production – 2.8%
Continental Resources, Inc. (B)	37	3,185
Ultra Petroleum Corp. (B)	119	2,688

		5,873

Packaged Foods & Meats – 1.3%
Mead Johnson Nutrition Company	32	2,668

Real Estate Services – 1.7%
CB Richard Ellis Group, Inc. (B)	170	3,399

Regional Banks – 5.0%
First Republic Bank (B)	130	4,296
Huntington Bancshares Incorporated	327	2,110
Signature Bank (B)	64	4,031

		10,437

Semiconductor Equipment – 2.4%
Lam Research Corporation (B)	112	4,982

Semiconductors – 5.0%
ARM Holdings plc, ADR	73	2,055
Cavium Inc. (B)	79	2,458
Microchip Technology Incorporated	112	4,181
Semtech Corporation (B)(C)	49	1,392

		10,086

Specialty Stores – 3.9%
PetSmart, Inc.	68	3,868
Ulta Salon, Cosmetics & Fragrance, Inc.	44	4,077

		7,945

Systems Software – 2.3%
MICROS Systems, Inc. (B)	39	2,134
Red Hat, Inc. (B)	42	2,501

		4,635

Trading Companies & Distributors –2.7%
Fastenal Company	100	5,434

TOTAL COMMON STOCKS – 97.1%		$198,786
(Cost: $166,704)
PURCHASED OPTIONS	Number of Contracts (Unrounded)
Agilent Technologies, Inc., Call $48.00, Expires 5–21–12, OTC (Ctrpty: Citibank, N.A.)	423	26

TOTAL PURCHASED OPTIONS – 0.0%		$26
(Cost: $68)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.6%
Wisconsin Electric Power Co., 0.150%, 4–2–12 (D)	$3,237	3,237

Master Note – 1.7%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (E)	3,481	3,481

TOTAL SHORT-TERM SECURITIES – 3.3%		$6,718
(Cost: $6,718)

TOTAL INVESTMENT SECURITIES – 100.4%		$205,530
(Cost: $173,490)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(850)

NET ASSETS – 100.0%		$204,680

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$198,786	$—	$—
Purchased Options	—	26	—
Short-Term Securities	—	6,718	—
Total	$198,786	$6,744	$—
Liabilities
Written Options	$28	$148	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following written options were outstanding at March 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Agilent Technologies, Inc.	Citibank, N.A.	Put	423	May 2012	$40.00	$76	$(25)
Polypore International, Inc.	N/A	Put	53	April 2012	40.00	20	(28)
Semtech Corporation	Citibank, N.A.	Call	128	April 2012	30.00	13	(2)
Ubiquiti Networks, Inc.	UBS Securities LLC	Put	155	May 2012	29.00	29	(37)
	UBS Securities LLC	Put	155	May 2012	30.00	40	(49)
Vera Bradley, Inc.	Citibank, N.A.	Put	7	April 2012	33.00	1	(2)
	Citibank, N.A.	Put	84	April 2012	34.00	12	(33)
						$191	$(176)

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at March 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The	following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

OTC	= Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$173,490

Gross unrealized appreciation	39,603
Gross unrealized depreciation	(7,563)

Net unrealized appreciation	$32,040

SCHEDULE OF INVESTMENTS Money Market (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile, 0.785%, 9–10–12 (A)	$2,354	$2,354

Total Certificate Of Deposit – 1.1%		2,354

Commercial Paper
Baxter International Inc.:
0.220%, 4–10–12 (B)	8,125	8,124
0.190%, 4–11–12 (B)	2,925	2,925
Corporacion Andina de Fomento:
0.440%, 5–4–12 (B)	5,000	4,998
0.690%, 5–15–12 (B)	1,800	1,798
0.270%, 5–21–12 (B)	1,045	1,045
0.510%, 6–20–12 (B)	1,200	1,199
Novartis Securities Investment Ltd., 0.180%, 6–11–12 (B)	4,780	4,778
Prudential Funding LLC, 0.180%, 4–5–12 (B)	2,000	2,000
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.170%, 4–30–12 (B)	3,300	3,300
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 0.290%, 4–30–12 (B)	2,424	2,423
Sara Lee Corporation, 0.320%, 4–2–12 (B)	1,100	1,100
Sonoco Products Co., 0.320%, 4–2–12 (B)	1,100	1,100
St. Jude Medical, Inc.:
0.200%, 4–3–12 (B)	7,800	7,800
0.190%, 4–27–12 (B)	3,100	3,100
Straight–A Funding, LLC (GTD by Federal Financing Bank):
0.110%, 4–11–12 (B)	1,750	1,750
0.130%, 4–16–12 (B)	2,747	2,747
0.100%, 4–18–12 (B)	4,249	4,249
0.170%, 5–14–12 (B)	1,500	1,499
Target Corporation, 0.160%, 4–2–12 (B)	5,000	5,000
Unilever Capital Corporation, 0.450%, 1–17–13 (B)	1,400	1,395
Wisconsin Electric Power Co.:
0.150%, 4–2–12 (B)	1,210	1,210
0.160%, 4–4–12 (B)	3,200	3,200
0.200%, 4–11–12 (B)	3,190	3,190
0.180%, 4–12–12 (B)	1,234	1,234

Total Commercial Paper – 31.7%		71,164
Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.720%, 6–7–12 (A)	3,400	3,400
0.720%, 6–26–12 (A)	1,000	1,000
0.570%, 6–29–12 (A)	1,875	1,875
Banco del Estado de Chile, 1.090%, 6–22–12	4,000	4,000
Bank of America, N.A., 0.910%, 4–23–12 (A)	1,300	1,300
BellSouth Corporation (GTD by AT&T Inc.), 4.450%, 4–26–12 (C)	6,700	6,716
Caterpillar Inc., 0.593%, 5–21–12 (C)	2,200	2,203
General Electric Capital Corporation:
6.000%, 6–15–12	450	455
3.500%, 8–13–12	2,800	2,830
5.250%, 10–19–12	6,850	7,017

General Electric Capital Corporation: (continued) 5.450%, 1–15–13	400	414
IBM International Group Capital LLC (GTD by International Business Machines Corporation), 0.770%, 5–29–12 (A)	1,500	1,500
Kimberly–Clark Corporation, 4.028%, 12–19–12	6,100	6,258
Rabobank Nederland, 0.640%, 5–16–12 (A)	1,000	1,000
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.), 0.190%, 4–5–12 (A)	2,335	2,335
Toyota Motor Credit Corporation:
0.131%, 4–2–12 (A)	1,022	1,022
0.760%, 4–24–12 (A)	1,700	1,700
0.670%, 6–18–12 (A)	6,100	6,100
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.), 0.190%, 4–5–12 (A)	1,290	1,290

Total Notes – 23.4%		52,415

TOTAL CORPORATE OBLIGATIONS – 56.2%		$125,933
(Cost: $125,933)

MUNICIPAL OBLIGATIONS
Arizona – 0.8%
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.), 0.180%, 4–5–12 (A)	1,817	1,817

California – 9.2%
CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (Los Angeles Cnty Museum of Natural History Fndtn), Ser 2008A (GTD by Wells Fargo Bank, N.A.), 0.200%, 4–3–12 (A)	1,900	1,900
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation), 0.180%, 4–3–12 (A)	2,210	2,210
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.190%, 4–2–12 (A)	4,250	4,250
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government), 0.180%, 4–5–12 (A)	5,200	5,200
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government), 0.180%, 4–5–12 (A)	2,210	2,210

City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.):
0.160%, 4–4–12 (A)	1,395	1,395
0.160%, 4–4–12 (A)	400	400
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank, N.A.), 0.170%, 4–5–12 (A)	1,950	1,950
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.), 0.180%, 4–4–12 (A)	1,085	1,085

		20,600

Colorado – 4.9%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.), 0.220%, 4–4–12 (A)	4,520	4,520
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.), 0.210%, 4–5–12 (A)	1,895	1,895
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.200%, 4–5–12 (A)	250	250
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (GTD by U.S Bank, N.A.), 0.250%, 4–5–12 (A)	1,080	1,080
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ- Ser A-1 (GTD by JPMorgan Chase & Co.):
0.220%, 4–5–12 (A)	1,500	1,500
0.450%, 4–5–12 (A)	550	550
Westminster Econ Dev Auth, Tax Incr Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (GTD by U.S. Bank, N.A.), 0.220%, 4–5–12 (A)	1,110	1,110

		10,905

Georgia – 2.7%
Dev Auth of Talbot Cnty, Incr Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (GTD by Wachovia Bank, N.A.), 0.240%, 4–5–12 (A)	135	135
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank), 0.150%, 4–4–12	5,810	5,810

		5,945

Illinois – 0.9%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hltcare Org (GTD by JPMorgan Chase Bank, N.A.), 0.180%, 4–5–12 (A)	835	835
IL Fin Auth, Var Rate Demand Rev Bonds (Provena Health), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.200%, 4–3–12 (A)	1,055	1,055

		1,890

Iowa – 0.5%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (Great River Medical Center), 0.210%, 4–3–12 (A)	1,170	1,170

Louisiana – 2.3%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.150%, 4–4–12 (A)	2,350	2,350
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)), 0.160%, 4–4–12 (A)	1,750	1,750
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation), 0.170%, 4–3–12 (A)	1,000	1,000

		5,100

Maryland – 0.4%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.200%, 4–4–12 (A)	915	915

Massachusetts – 1.3%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.), 0.160%, 4–5–12 (A)	3,000	3,000

Mississippi – 5.9%
MS Business Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (GTD by Wachovia Bank, N.A.), 0.190%, 4–5–12 (A)	3,936	3,936
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.190%, 4–3–12 (A)	7,600	7,600
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.190%, 4–3–12 (A)	1,750	1,750

		13,286

Missouri – 0.6%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.250%, 4–4–12 (A)	1,340	1,340

New York – 1.6%
NY Hsng Fin Agy, Related–Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation), 0.170%, 4–4–12 (A)	900	900
NY State Hsng Fin Agy, 600 W 42nd Street Hsng Rev Bonds, Ser 2008B, 0.170%, 4–4–12 (A)	2,750	2,750

		3,650

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.), 0.190%, 4–4–12 (A)	700	700

Texas – 3.7%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.190%, 4-5-12 (A)	2,910	2,910
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.170%, 4-3-12 (A)	2,250	2,250
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.170%, 4-3-12 (A)	3,040	3,040

		8,200

Wisconsin – 1.5%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.),
0.190%, 4-4-12 (A)	600	600
WI Hlth and Edu Fac Auth, Var Rate Rev Bonds (Aurora Hlth Care Inc.), Ser 2008-A (GTD by U.S. Bank, N.A.),
0.190%, 4-4-12 (A)	2,700	2,700

		3,300

Wyoming – 0.5%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.190%, 4-3-12 (A)	1,156	1,156

TOTAL MUNICIPAL OBLIGATIONS – 37.1%		$82,974
(Cost: $82,974)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills
United States Treasury Bills:
0.140%, 8-30-12	5,000	4,997
0.150%, 9-27-12	1,600	1,599

Total Treasury Bills – 2.9%		6,596
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government):
0.120%, 4-4-12 (A)	2,333	2,333
0.120%, 4-4-12 (A)	1,891	1,890
0.120%, 4-4-12 (A)	1,262	1,262
0.500%, 12-9-12	815	815
Totem Ocean Trailer Express, Inc. (GTD by United States Government),
0.710%, 4-16-12 (A)	1,443	1,443

Total United States Government Agency Obligations – 3.5%		7,743

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 6.4%		$14,339
(Cost: $14,339)

TOTAL INVESTMENT SECURITIES – 99.7%		$223,246
(Cost: $223,246)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%	$656

NET ASSETS – 100.0%	$223,902

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$125,933	$—
Municipal Obligations	—	82,974	—
United States Government Agency Obligations	—	14,339	—
Total	$—	$223,246	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets or the next demand date.

(B)	Rate shown is the yield to maturity at March 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$223,246
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Real Estate Securities (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Diversified REITs – 3.0%
PS Business Parks, Inc.	5	$308
Vornado Realty Trust	11	900

		1,208

Hotels, Resorts & Cruise Lines – 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	11	621

Industrial REITs – 4.4%
EastGroup Properties, Inc.	3	126
ProLogis	47	1,682

		1,808

Mortgage REITs – 0.3%
Colony Financial, Inc.	9	139

Office REITs – 15.5%
Alexandria Real Estate Equities, Inc. (A)	10	695
BioMed Realty Trust, Inc.	33	630
Boston Properties, Inc.	16	1,628
Brandywine Realty Trust	30	343
Digital Realty Trust, Inc.	10	747
Duke Realty Corporation	31	449
DuPont Fabros Technology, Inc.	8	200
Highwoods Properties, Inc.	3	83
Kilroy Realty Corporation	14	657
SL Green Realty Corp.	12	915

		6,347

Real Estate Operating Companies – 3.0%
Brookfield Properties Corporation	50	876
Forest City Enterprises, Inc., Class A (B)	22	351

		1,227

Real Estate Services – 0.4%
CB Richard Ellis Group, Inc. (A)(B)	8	166

Residential REITs – 20.0%
Associated Estates Realty Corporation	27	441
AvalonBay Communities, Inc.	10	1,428
BRE Properties, Inc., Class A	6	303
Camden Property Trust	11	730
Colonial Properties Trust	11	248
Equity Lifestyle Properties, Inc.	4	279
Equity Residential (A)	33	2,035
Essex Property Trust, Inc.	4	599
Home Properties, Inc.	7	433
Mid-America Apartment Communities, Inc.	9	630
Post Properties	10	459
UDR, Inc.	23	601

		8,186

Retail REITs – 23.3%
Acadia Realty Trust	26	581
Agree Realty Corporation	16	366
CBL & Associates Properties, Inc.	17	314
DDR Corp.	56	818
General Growth Properties, Inc.	20	336
Kimco Realty Corporation	32	618
Macerich Company (The)	17	975
Primaris Retail Real Estate Investment Trust (C)	12	256
Regency Centers Corporation	1	62
Retail Opportunity Investments Corp.	27	321
RioCan Real Estate Investment Trust (C)	1	33
Simon Property Group, Inc.	29	4,187
Tanger Factory Outlet Centers, Inc.	13	389
Weingarten Realty Investors	10	259

		9,515

Specialized REITs – 24.3%
Chesapeake Lodging Trust	11	190
CubeSmart	43	513
HCP, Inc.	31	1,211
Health Care REIT, Inc.	28	1,539
Hersha Hospitality Trust	78	425
Host Hotels & Resorts, Inc.	59	966
LaSalle Hotel Properties	13	371
LTC Properties, Inc.	6	195
Pebblebrook Hotel Trust	7	156
Public Storage, Inc.	13	1,727
Sovran Self Storage, Inc.	7	349
Sunstone Hotel Investors, Inc. (B)	44	427
Ventas, Inc.	31	1,795

		9,864

Wireless Telecommunication Service – 2.0%
American Tower Corporation, Class A (B)	6	366
Crown Castle International Corp. (B)	9	459

		825

TOTAL COMMON STOCKS – 97.7%		$39,906
(Cost: $34,647)

PREFERRED STOCKS
Diversified REITs – 0.5%
CapLease, Inc., 8.125% Series A Cumulative	8	191

Office REITs – 0.7%
Digital Realty Trust, Inc., 7.000%	12	316

Specialized REITs – 0.6%
Pebblebrook Hotel Trust, Series B, 8.000%	9	232

TOTAL PREFERRED STOCKS – 1.8%		$739
(Cost: $692)

TOTAL INVESTMENT SECURITIES – 99.5%		$40,645
(Cost: $35,339)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		186

NET ASSETS – 100.0%		$40,831

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$39,906	$—	$—
Preferred Stocks	548	191	—
Total	$40,454	$191	$—
Liabilities
Written Options	$34	$—	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following written options were outstanding at March 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Alexandria Real Estate Equities, Inc.	N/A	Call	20	April 2012	$75.00	$4	$(1)
CB Richard Ellis Group, Inc.	N/A	Call	83	June 2012	20.00	8	(11)
Equity Residential	N/A	Call	77	April 2012	60.00	16	(22)
						$28	$(34)

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Listed on an exchange outside the United States.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$35,339
Gross unrealized appreciation	6,320
Gross unrealized depreciation	(1,014)
Net unrealized appreciation	$5,306

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 4.7%
Archer Daniels Midland Company	207	$6,566
Bunge Limited	102	6,981
Darling International Inc. (A)	125	2,183

		15,730

Application Software – 14.2%
ACI Worldwide, Inc. (A)	482	19,406
Aspen Technology, Inc. (A)	1,214	24,924
Informatica Corporation (A)	65	3,439

		47,769

Biotechnology – 3.8%
Ironwood Pharmaceuticals, Inc., Class A (A)	122	1,620
Isis Pharmaceuticals, Inc. (A)	155	1,362
Vertex Pharmaceuticals Incorporated (A)	230	9,419

		12,401

Computer Hardware – 8.0%
Apple Inc. (A)(B)	45	26,796

Construction & Engineering – 0.6%
Abengoa, S.A. (C)	79	1,441
Aegion Corporation (A)	36	649

		2,090

Consumer Finance – 0.6%
NetSpend Holdings, Inc. (A)	245	1,897

Data Processing & Outsourced Services – 13.4%
Alliance Data Systems Corporation (A)	198	24,978
Euronet Worldwide, Inc. (A)	373	7,782
Vantiv, Inc., Class A (A)	126	2,464
Visa Inc., Class A	56	6,584
WNS (Holdings) Limited, ADR (A)	228	2,741

		44,549

Electronic Components – 1.2%
Power-One, Inc. (A)	860	3,912

Electronic Equipment & Instruments – 1.4%
Elster Group SE, ADR (A)	115	1,818
Ingenico S.A. (C)	58	2,785

		4,603

Health Care Equipment – 0.3%
Boston Scientific Corporation (A)	178	1,067

Health Care Facilities – 2.3%
Tenet Healthcare Corporation (A)	1,445	7,675

Health Care Services – 0.7%
Fleury S.A. (C)	46	603
Fleury S.A. (C)(D)	131	1,730

		2,333

Health Care Technology – 1.8%
Cerner Corporation (A)	80	6,055

Industrial Machinery – 4.9%
ESCO Technologies Inc.	256	9,421
Pentair, Inc.	139	6,608

		16,029

Integrated Telecommunication Services – 1.5%
CenturyLink, Inc.	51	1,960
China Unicom Limited (C)	1,890	3,202

		5,162

Internet Retail – 2.9%
Groupon, Inc. (A)	162	$2,978
Netflix, Inc. (A)	59	6,775

		9,753

Internet Software & Services – 5.7%
21Vianet Group, Inc., ADR (A)	131	1,491
Google Inc., Class A (A)	18	11,222
SINA Corporation (A)	94	6,130

		18,843

IT Consulting & Other Services – 3.4%
Acxiom Corporation (A)	597	8,757
iGate Corporation (A)	160	2,688

		11,445

Managed Health Care – 3.2%
Amil Participacoes S.A. (C)	332	3,446
UnitedHealth Group Incorporated	123	7,267

		10,713

Research & Consulting Services – 0.8%
Qualicorp S.A. (A)(C)	48	409
Qualicorp S.A. (A)(C)(D)	270	2,318

		2,727

Semiconductor Equipment – 1.3%
Nanometrics Incorporated (A)	80	1,473
Photronics, Inc. (A)	419	2,788

		4,261

Semiconductors – 14.5%
Cree, Inc. (A)	360	11,390
Freescale Semiconductor, Inc. (A)	53	822
Micron Technology, Inc. (A)	1,858	15,053
Samsung Electronics Co., Ltd. (C)	14	16,092
Spansion Inc. (A)	142	1,734
Spreadtrum Communications, Inc., ADR	208	3,424

		48,515

Systems Software – 2.1%
Allot Communications Ltd. (A)	95	2,213
Oracle Corporation	166	4,826

		7,039

Wireless Telecommunication Service – 1.7%
Clearwire Corporation, Class A (A)	809	1,844
Sprint Nextel Corporation (A)	1,269	3,617

		5,461

TOTAL COMMON STOCKS – 95.0%		$316,825
(Cost: $250,142)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple Inc., Put $565.00, Expires 5-21-12	110	178

TOTAL PURCHASED OPTIONS – 0.1%		$178
(Cost: $141)

CORPORATE DEBT SECURITIES	Principal
Semiconductors – 0.4%
JinkoSolar Holding Co., Ltd., Convertible, 4.000%, 5-15-16 (D)	$2,230	1,218

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$1,218
(Cost: $2,185)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 3.4%
L’Air Liquide S.A., 0.150%, 4–23–12 (E)	5,000	5,000
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.150%, 5–21–12 (E)	4,000	3,999
Wisconsin Electric Power Co., 0.150%, 4–2–12 (E)	2,141	2,141

		11,140

Master Note – 1.3%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (F)	4,491	4,491

TOTAL SHORT-TERM SECURITIES – 4.7%		$15,631
(Cost: $15,631)

TOTAL INVESTMENT SECURITIES – 100.2%		$333,852
(Cost: $268,099)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(589)

NET ASSETS – 100.0%		$333,263

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$9,753	$—	$—
Consumer Staples	15,730	—	—
Financials	1,897	—	—
Health Care	40,244	—	—
Industrials	20,846	—	—
Information Technology	217,732	—	—
Telecommunication Services	10,623	—	—
Total Common Stocks	$316,825	$—	$—
Purchased Options	178	—	—
Corporate Debt Securities	—	1,218	—
Short-Term Securities	—	15,631	—
Total	$317,003	$16,849	$—
Liabilities
Written Options	$120	$—	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following written options were outstanding at March 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Apple Inc.	N/A	Call	110	May 2012	$655.00	$143	$(120)

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Listed on an exchange outside the United States.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $5,266 or 1.6% of net assets.

(E)	Rate shown is the yield to maturity at March 31, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$268,099
Gross unrealized appreciation	80,879
Gross unrealized depreciation	(15,126)
Net unrealized appreciation	$65,753

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel Retail – 1.5%
Zumiez Inc. (A)	167	$6,048

Apparel, Accessories & Luxury Goods – 5.4%
Columbia Sportswear Company	107	5,079
Under Armour, Inc., Class A (A)	74	6,909
Warnaco Group, Inc. (The) (A)	161	9,376

		21,364

Application Software – 7.4%
BroadSoft, Inc. (A)	228	8,717
Synchronoss Technologies, Inc. (A)	176	5,623
Tangoe, Inc. (A)	140	2,633
Tyler Technologies, Inc. (A)	106	4,072
Ultimate Software Group, Inc. (The) (A)	109	7,989

		29,034

Asset Management & Custody Banks – 2.1%
Affiliated Managers Group, Inc. (A)	35	3,944
WisdomTree Investment, Inc. (A)	526	4,400

		8,344

Brewers – 2.2%
Boston Beer Company, Inc. (The), Class A (A)	81	8,668

Communications Equipment – 3.5%
Acme Packet, Inc. (A)	139	3,815
Aruba Networks, Inc. (A)	292	6,495
Finisar Corporation (A)	171	3,450

		13,760

Computer Hardware – 1.3%
Stratasys, Inc. (A)	144	5,241

Construction & Engineering – 3.2%
Chicago Bridge & Iron Company N.V., NY Shares	295	12,747

Construction & Farm Machinery & Heavy Trucks – 5.9%
Manitowoc Company, Inc. (The)	354	4,906
Westinghouse Air Brake Technologies Corporation	243	18,283

		23,189

Consumer Finance – 2.5%
EZCORP, Inc., Class A (A)	308	9,981

Diversified Support Services – 1.7%
Mobile Mini, Inc. (A)	325	6,858

Electrical Components & Equipment – 1.7%
Acuity Brands, Inc.	104	6,510

Electronic Equipment & Instruments – 6.1%
FARO Technologies, Inc. (A)	156	9,082
OSI Systems, Inc. (A)	244	14,955

		24,037

Electronic Manufacturing Services – 1.9%
IPG Photonics Corporation (A)	143	7,441

Fertilizers & Agricultural Chemicals – 0.7%
American Vanguard Corporation	119	2,576

Health Care Equipment – 9.4%
Cyberonics, Inc. (A)	159	6,064
NuVasive, Inc. (A)	368	6,196
Volcano Corporation (A)	380	10,783
ZOLL Medical Corporation (A)	149	13,806

		36,849

Health Care Technology – 2.5%
HealthStream, Inc. (A)	201	4,661
Omnicell, Inc. (A)	353	5,368

		10,029

Home Furnishings – 3.5%
Tempur – Pedic International Inc. (A)	164	13,831

Homefurnishing Retail – 1.0%
Select Comfort Corporation (A)	122	3,964

Industrial Machinery – 1.2%
Chart Industries, Inc. (A)	63	4,630

Internet Retail – 1.3%
Shutterfly, Inc. (A)	161	5,046

Internet Software & Services – 7.0%
Constant Contact, Inc. (A)	367	10,930
DealerTrack Holdings, Inc. (A)	257	7,785
Dice Holdings, Inc. (A)	694	6,471
Liquidity Services, Inc. (A)	55	2,449

		27,635

Investment Banking & Brokerage – 4.3%
Greenhill & Co., Inc.	223	9,724
Stifel Financial Corp. (A)	182	6,888

		16,612

IT Consulting & Other Services – 0.9%
Sapient Corporation	295	3,671

Oil & Gas Equipment & Services – 5.0%
Core Laboratories N.V.	47	6,118
Dril – Quip, Inc. (A)	122	7,917
Superior Energy Services, Inc. (A)	209	5,516

		19,551

Oil & Gas Storage & Transportation – 2.0%
Targa Resources Corp.	173	7,871

Pharmaceuticals – 5.3%
Akorn, Inc. (A)	326	3,812
Questcor Pharmaceuticals, Inc. (A)	104	3,922
Sagent Pharmaceuticals, Inc. (A)	100	1,784
Salix Pharmaceuticals, Ltd. (A)	214	11,244

		20,762

Restaurants – 0.5%
Caribou Coffee Company, Inc. (A)	99	1,852

Semiconductors – 1.4%
Cavium Inc. (A)	110	3,393
Spansion Inc. (A)	169	2,063

		5,456

Systems Software – 4.7%
MICROS Systems, Inc. (A)	336	18,601

TOTAL COMMON STOCKS – 97.1%		$382,158
(Cost: $314,499)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 2.8%
Novartis Securities Investment Ltd., 0.110%, 4–12–12 (B)	$6,000	6,000
PACCAR Financial Corp., 0.120%, 4–10–12 (B)	5,000	5,000

		11,000

Master Note – 1.2%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (C)	4,891	4,891

TOTAL SHORT-TERM SECURITIES – 4.0%		$15,891
(Cost: $15,891)

TOTAL INVESTMENT SECURITIES – 101.1%		$398,049
(Cost: $330,390)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1%)		(4,233)

NET ASSETS – 100.0%		$393,816

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$382,158	$—	$—
Short-Term Securities	—	15,891	—
Total	$382,158	$15,891	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$330,390
Gross unrealized appreciation	87,516
Gross unrealized depreciation	(19,857)
Net unrealized appreciation	$67,659

SCHEDULE OF INVESTMENTS Small Cap Value (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.0%
AAR Corp.	201	$3,665
Triumph Group, Inc.	102	6,410

		10,075

Apparel Retail – 3.3%
AnnTaylor Stores Corporation (A)	199	5,699
Payless ShoeSource, Inc. (A)	127	2,505

		8,204

Apparel, Accessories & Luxury Goods – 4.0%
Jones Apparel Group, Inc.	394	4,944
Warnaco Group, Inc. (The) (A)	83	4,871

		9,815

Auto Parts & Equipment – 5.7%
Dana Holding Corporation	236	3,656
Tenneco Automotive Inc. (A)	110	4,072
Visteon Corporation (A)	114	6,063

		13,791

Broadcasting – 3.7%
Belo Corp., Class A	746	5,350
Entercom Communications Corp. (A)	572	3,712

		9,062

Construction & Farm Machinery & Heavy Trucks – 0.5%
Accuride Corporation (A)	129	1,118

Data Processing & Outsourced Services – 1.3%
CoreLogic Inc. (A)	194	3,166

Electric Utilities – 1.7%
NV Energy, Inc.	274	4,415

Food Retail – 1.3%
Roundy’s Supermarkets, Inc. (A)	290	3,102

Forest Products – 1.8%
Louisiana-Pacific Corporation (A)	473	4,424

Gas Utilities – 1.5%
Southwest Gas Corporation	84	3,579

Health Care Facilities – 3.8%
Community Health Systems, Inc. (A)	248	5,511
LifePoint Hospitals, Inc. (A)	97	3,818

		9,329

Homebuilding – 1.2%
M.D.C. Holdings, Inc.	118	3,043

Hotels, Resorts & Cruise Lines – 1.6%
Gaylord Entertainment Company (A)	132	4,066

Movies & Entertainment – 2.8%
Cinemark Holdings, Inc.	313	6,862

Office REITs – 2.0%
Lexington Corporation Properties Trust	553	4,972

Oil & Gas Equipment & Services – 1.7%
Superior Energy Services, Inc. (A)	156	4,112

Oil & Gas Exploration & Production – 1.9%
EV Energy Partners, L.P.	66	$4,579

Oil & Gas Storage & Transportation – 7.1%
Atlas Pipeline Partners, L.P.	198	6,988
MarkWest Energy Partners, L.P.	65	3,776
Regency Energy Partners LP	122	3,000
Targa Resources Corp.	85	3,858

		17,622

Packaged Foods & Meats – 1.6%
Dean Foods Company (A)	329	3,980

Paper Packaging – 2.4%
Boise Inc.	723	5,935

Personal Products – 0.9%
Inter Parfums, Inc.	148	2,325

Property & Casualty Insurance – 2.6%
Argo Group International Holdings, Ltd.	152	4,525
SeaBright Insurance Holdings, Inc.	213	1,936

		6,461

Publishing – 4.8%
E. W. Scripps Company (The) (A)	408	4,024
Valassis Communications, Inc. (A)	234	5,391
Washington Post Company, Class B (The)	7	2,428

		11,843

Regional Banks – 4.3%
Bank of Marin Bancorp	73	2,775
First Horizon National Corporation	512	5,320
Wintrust Financial Corporation	73	2,611

		10,706

Reinsurance – 4.3%
Endurance Specialty Holdings Ltd.	132	5,372
Reinsurance Group of America, Incorporated	88	5,257

		10,629

Residential REITs – 1.3%
Campus Crest Communities, Inc.	276	3,220

Semiconductors – 2.7%
Freescale Semiconductor, Inc. (A)	325	4,998
Spansion Inc. (A)	131	1,591

		6,589

Specialized REITs – 1.9%
Strategic Hotels & Resorts, Inc. (A)	703	4,622

Specialty Chemicals – 5.4%
Ashland Inc.	72	4,409
Cytec Industries Inc.	65	3,921
RPM International Inc.	187	4,895

		13,225

Technology Distributors – 1.5%
Insight Enterprises, Inc. (A)	170	3,737

Thrifts & Mortgage Finance – 1.9%
Capitol Federal Financial	389	4,609

Trucking – 3.2%
Marten Transport, Ltd.	173	3,825
Werner Enterprises, Inc.	164	4,084

		7,909

TOTAL COMMON STOCKS – 89.7%		$221,126
(Cost: $205,776)

INVESTMENT FUNDS
Asset Management & Custody Banks – 1.2%
THL Credit, Inc.	239	$3,076

TOTAL INVESTMENT FUNDS – 1.2%		$3,076
(Cost: $3,121)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.4%
Corporacion Andina de Fomento, 0.270%, 4-19-12 (B)	$3,000	3,000
E.I. du Pont de Nemours and Company, 0.130%, 4-20-12 (B)	3,000	2,999

		5,999

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (C)	669	669

Municipal Obligations – Taxable – 7.5%
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3 (GTD by Wells Fargo Bank, N.A.), 0.130%, 4-15-12 (C)	125	125
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.), 0.180%, 4-5-12 (C)	1,925	1,925
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.170%, 4-2-12 (C)	3,863	3,863
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.200%, 4-2-12 (C)	12,683	12,683

		18,596

TOTAL SHORT-TERM SECURITIES – 10.2%		$25,264
(Cost: $25,264)

TOTAL INVESTMENT SECURITIES – 101.1%		$249,466
(Cost: $234,161)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1%)		(2,813)

NET ASSETS – 100.0%		$246,653

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$221,126	$—	$—
Investment Funds	3,076	—	—
Short-Term Securities	—	25,264	—
Total	$224,202	$25,264	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$234,161
Gross unrealized appreciation	23,324
Gross unrealized depreciation	(8,019)
Net unrealized appreciation	$15,305

SCHEDULE OF INVESTMENTS Value (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.8%
TRW Automotive Holdings Corp. (A)	123	$5,727

Biotechnology – 2.8%
Amgen Inc.	129	8,798

Broadcasting – 1.2%
CBS Corporation, Class B	110	3,740

Cable & Satellite – 3.0%
Time Warner Cable Inc.	117	9,536

Computer Hardware – 2.6%
Hewlett-Packard Company	342	8,156

Consumer Finance – 3.8%
Capital One Financial Corporation	213	11,895

Department Stores – 1.7%
Macy’s Inc.	137	5,435

Diversified Banks – 4.9%
Wells Fargo & Company	451	15,390

Diversified Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold Inc., Class B	55	2,107

Drug Retail – 3.6%
CVS Corporation (B)	256	11,473

Electric Utilities – 1.2%
PPL Corporation	129	3,648

General Merchandise Stores – 0.8%
Target Corporation	44	2,558

Health Care Distributors – 2.3%
McKesson Corporation	84	7,381

Industrial Machinery – 3.5%
Ingersoll-Rand plc	192	7,952
SPX Corporation (B)	43	3,295

		11,247

Integrated Oil & Gas – 4.5%
ConocoPhillips	187	14,176

Integrated Telecommunication Services – 3.6%
AT&T Inc.	364	11,365

Investment Banking & Brokerage – 3.8%
Goldman Sachs Group, Inc. (The) (B)	78	9,689
Morgan Stanley (B)	124	2,431

		12,120

Life & Health Insurance – 1.0%
MetLife, Inc.	81	3,014

Managed Health Care – 8.0%
Aetna Inc.	139	6,992
UnitedHealth Group Incorporated	165	9,708
WellPoint, Inc.	119	8,797

		25,497

Mortgage REITs – 2.0%
American Capital Agency Corp.	220	6,490

Multi-Utilities – 2.2%
PG&E Corporation	162	7,011

Office Electronics – 2.5%
Xerox Corporation	996	8,044

Oil & Gas Exploration & Production – 3.2%
Marathon Oil Corporation	321	10,169

Oil & Gas Refining & Marketing – 3.7%
Marathon Petroleum Corporation	267	11,581

Oil & Gas Storage & Transportation – 5.9%
MarkWest Energy Partners, L.P.	146	8,516
Plains All American Pipeline, L.P.	27	2,095
Regency Energy Partners LP	341	8,378

		18,989

Other Diversified Financial Services – 2.4%
Citigroup Inc.	211	7,708

Pharmaceuticals – 2.6%
Johnson & Johnson	124	8,199

Property & Casualty Insurance – 5.8%
ACE Limited	170	12,436
XL Group plc	281	6,095

		18,531

Regional Banks – 1.2%
SunTrust Banks, Inc.	153	3,696

Reinsurance – 2.1%
RenaissanceRe Holdings Ltd.	87	6,581

Semiconductor Equipment – 2.0%
Lam Research Corporation (A)	68	3,025
Novellus Systems, Inc. (A)	69	3,434

		6,459

Semiconductors – 2.1%
Freescale Semiconductor, Inc. (A)	423	6,508

Soft Drinks – 2.0%
Dr Pepper Snapple Group, Inc.	155	6,225

Systems Software – 2.1%
Symantec Corporation (A)	356	6,659

Tobacco – 1.4%
Philip Morris International Inc.	50	4,404

TOTAL COMMON STOCKS – 98.0%		$310,517
(Cost: $285,727)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 0.9%
Wisconsin Electric Power Co., 0.180%, 4–12–12 (C)	$3,000	3,000

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (D)	867	867

Municipal Obligations – Taxable – 0.6%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.), 0.160%, 4–4–12 (D)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 1.8%		$5,867
(Cost: $5,867)

TOTAL INVESTMENT SECURITIES – 99.8%		$316,384
(Cost: $291,594)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		764

NET ASSETS – 100.0%		$317,148

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$310,517	$—	$—
Short-Term Securities	—	5,867	—
Total	$310,517	$5,867	$—
Liabilities
Written Options	$487	$7	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following written options were outstanding at March 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Capital One Financial Corporation	N/A	Put	297	May 2012	$50.00	$27	$(21)
Citigroup Inc.	N/A	Put	345	April 2012	34.00	13	(11)
CVS Corporation	N/A	Call	766	May 2012	44.00	80	(129)
Goldman Sachs Group, Inc. (The)	N/A	Call	100	May 2012	135.00	32	(18)
Johnson & Johnson	Deutsche Bank AG	Put	121	April 2012	62.50	6	(1)
	Deutsche Bank AG	Put	121	July 2012	60.00	12	(6)
Marathon Petroleum Corporation	N/A	Put	620	April 2012	30.00	43	(5)
Morgan Stanley	N/A	Call	619	May 2012	24.00	19	(8)
SPX Corporation	N/A	Call	425	May 2012	80.00	57	(96)
SunTrust Banks, Inc.	N/A	Put	525	May 2012	21.00	16	(16)
Target Corporation	N/A	Put	219	July 2012	50.00	12	(11)
Walgreen Co.	N/A	Put	919	May 2012	32.00	30	(59)
	N/A	Put	919	July 2012	29.00	33	(48)
	N/A	Put	919	July 2012	30.00	45	(65)
						$425	$(494)

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at March 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$291,594

Gross unrealized appreciation	38,523
Gross unrealized depreciation	(13,733)

Net unrealized appreciation	$24,790

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 24, 2012

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 24, 2012